o TF1 P-3

                         SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                            FRANKLIN TAX-FREE TRUST
    (TF1 - FRANKLIN ARIZONA INSURED, FLORIDA INSURED, INSURED, MASSACHUSETTS
                                    INSURED,
  MICHIGAN INSURED, MINNESOTA INSURED AND OHIO INSURED TAX-FREE INCOME FUNDS)
                               DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Insured, Michigan and Ohio Funds offer three classes of shares: Class A, Class B and Class C.

II. The section "Performance", which begins on page 7, is replaced with the following:

[Insert graphic of bull and bear]  PERFORMANCE

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.


ARIZONA FUND ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
9.53%

WORST QUARTER:

Q1 '94
-7.89%
[End callout]

[Insert bar graph]

   -8.26%      21.20%    8.69%     4.59%       6.31%      -5.33%
-------------------------------------------------------------------
     94          95       96         97         98          99
                           YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999
                                                                    SINCE
                                                                   INCEPTION
                                              1 YEAR    5 YEARS    (4/30/93)
--------------------------------------------------------------------------------
Arizona Fund 2                                 -9.34%     5.83%        4.21%
Lehman Brothers Municipal Bond Index 3         -2.06%     6.91%        5.40%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FLORIDA FUND ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
9.30%

WORST QUARTER:

Q1 '94
-8.79%
[End callout]

[Insert bar graph]

   -9.85%      21.24%    8.00%     5.02%       6.67%      -4.59%
-------------------------------------------------------------------
     94          95       96         97         98          99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999
                                                                     SINCE
                                                                   INCEPTION
                                              1 YEAR    5 YEARS    (4/30/93)
--------------------------------------------------------------------------------
Florida Fund 2                                 -8.65%     6.04%        3.89%
Lehman Brothers Municipal Bond Index 3         -2.06%     6.91%        5.40%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

INSURED FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.63%

WORST QUARTER:

Q1 '94
-4.22%
[End callout]

[Insert bar graph]

6.57%    11.35%  9.38%   11.83%  -3.59%  13.60%  4.18%   8.11%   6.04%   -3.40%
--------------------------------------------------------------------------------
  90      91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                               1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Insured Fund - Class A 2                         -7.53%      4.65%      5.80%
Lehman Brothers Municipal Bond Index 3           -2.06%      6.91%      6.89%


                                                                      SINCE
                                                                    INCEPTION
                                                      1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Insured Fund - Class C 2                              -5.75%          3.98%
Lehman Brothers Municipal Bond Index 3                -2.06%          5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MASSACHUSETTS FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.87%

WORST QUARTER:

Q1 '97
-4.53%
[End callout]

[Insert bar graph]

 5.10%   11.46%   8.98%  11.79%  -3.63%  14.06%   8.53%   4.21%   5.39%   -3.72
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                   YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Massachusetts Fund - Class A 2                    -7.81%      4.62%      5.60%
Lehman Brothers Municipal Bond Index 3            -2.06%      6.91%      6.89%


                                                                  SINCE
                                                                 INCEPTION
                                                   1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Massachusetts Fund - Class C 2                     -6.11%        3.85%
Lehman Brothers Municipal Bond Index 3             -2.06%        5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MICHIGAN FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
5.70%

WORST QUARTER:

Q1 '97
-4.60%
[End callout]

[Insert bar graph]

 6.10%   10.96%   9.45%  12.09%  -3.93%  13.83%   8.87%   3.58%   6.47%  -2.27%
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                            YEAR


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Michigan Fund - Class A 2                         -6.46%     5.05%      5.90%
Lehman Brothers Municipal Bond Index 3            -2.06%     6.91%      6.89%


                                                                     SINCE
                                                                   INCEPTION
                                                     1 YEAR         (5/1/95)
--------------------------------------------------------------------------------
Michigan Fund - Class C2                             -4.75%          4.37%
Lehman Brothers Municipal Bond Index3                -2.06%          5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MINNESOTA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[End callout]
BEST QUARTER:

Q1 '95
5.70%

WORST QUARTER:

Q1 '94
-3.83%
[End callout]

[Insert bar graph]

5.82%    10.86%  8.62%   10.98%  -3.55%  13.31%  3.49%   7.69%   5.68%   -3.74%
--------------------------------------------------------------------------------
90       91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Minnesota Fund - Class A 2                      -7.82%      4.22%      5.31%
Lehman Brothers Municipal Bond Index 3          -2.06%      6.91%      6.89%


                                                                 SINCE
                                                                 INCEPTION
                                                   1 YEAR        (5/1/95)
--------------------------------------------------------------------------------
Minnesota Fund - Class C 2                         -6.18%        3.48%
Lehman Brothers Municipal Bond Index 3             -2.06%        5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

OHIO FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST QUARTER:

Q1 '95
6.09%

WORST QUARTER:

Q1 '94
-4.75%
[End callout]

[Insert bar graph]

 6.64%   10.95%   8.98%  12.47%  -4.48%  14.34%   4.47%   8.16%   5.94%  -3.00%
--------------------------------------------------------------------------------
   90      91      92      93      94      95      96      97      98      99
                                            YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999


                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Ohio Fund - Class A 2                           -7.15%      4.91%      5.82%
Lehman Brothers Municipal Bond Index 3          -2.06%      6.91%      6.89%



                                                                     SINCE
                                                                   INCEPTION
                                                      1 YEAR       (5/1/95)
--------------------------------------------------------------------------------
Ohio Fund - Class C 2                                 -5.35%         4.18%
Lehman Brothers Municipal Bond Index 3                -2.06%         5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. The section "Fees and Expenses", which begins on page 14, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                   MASSA-
                                        ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS A                                 FUND     FUND     FUND     FUND     FUND     FUND       FUND
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price       4.25%    4.25%    4.25%    4.25%    4.25%    4.25%      4.25%
 Load imposed on purchases              4.25%    4.25%    4.25%    4.25%    4.25%    4.25%      4.25%
 Maximum deferred sales charge (load) 1 NONE     NONE     NONE     NONE     NONE     NONE       NONE
Exchange fee                            NONE     NONE    $5.00 2   NONE     NONE     NONE       NONE

CLASS B 3
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price         -        -      4.00%      -      4.00%      -        4.00%
 Load imposed on purchases                -        -      NONE       -      NONE       -        NONE
 Maximum deferred sales charge (load) 4   -        -      4.00%      -      4.00%      -        4.00%
Exchange fee                              -        -     $5.00 2     -      NONE       -        NONE

CLASS C
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering price         -        -      1.99%     1.99%   1.99%    1.99%      1.99%
 Load imposed on purchases                -        -      1.00%     1.00%   1.00%    1.00%      1.00%
 Maximum deferred sales charge (load) 5   -        -      0.99%     0.99%   0.99%    0.99%      0.99%
Exchange fee                              -        -     $5.00 2    NONE    NONE     NONE       NONE

Please see "Choosing a Share Class" on page 27 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                      MASSA-
                                           ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS A                                    FUND     FUND     FUND     FUND     FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------
Management fees                           0.66% 6   0.62% 6  0.47%    0.52%    0.47%    0.50%      0.48%
Distribution and service (12b-1) fees     0.10%     0.10%    0.09%    0.09%    0.09%    0.09%      0.09%
Other expenses                            0.08%     0.07%    0.06%    0.07%    0.07%    0.08%      0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses      0.84%6    0.79% 6  0.62%    0.68%    0.63%    0.67%      0.65%
-------------------------------------------------------------------------------------------------------
CLASS B 3
-------------------------------------------------------------------------------------------------------
Management fees                            -        -        0.47%    -        0.47%      -        0.48%
Distribution and service (12b-1) fees      -        -        0.65%    -        0.65%      -        0.65%
Other expenses                             -        -        0.06%    -        0.07%      -        0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses       -        -        1.18%    -        1.19%      -        1.21%
-------------------------------------------------------------------------------------------------------
                                                                      MASSA-
                                           ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
CLASS C                                    FUND     FUND     FUND     FUND     FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------
Management fees                            -        -        0.47%    0.52%    0.47%      0.50%    0.48%
Distribution and service (12b-1 fees)      -        -        0.65%    0.65%    0.65%      0.65%    0.65%
Other expenses                             -        -        0.06%    0.07%    0.07%      0.08%    0.08%
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses       -        -        1.18%    1.24%    1.19%      1.23%    1.21%
-------------------------------------------------------------------------------------------------------

1. Except for investments of $1 million or more (see page 27).
2. This fee is only for market timers (see page 38).
3. The funds began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
4. Declines to zero after six years.
5. This is equivalent to a charge of 1% based on net asset value.
6. For the fiscal year ended February 28, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.19% for the Arizona Fund and 0.25% for the Florida Fund, and total annual fund operating expenses were 0.37% for the Arizona Fund and 0.42% for the Florida Fund. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in a fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           MASSA-
               ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
                FUND     FUND     FUND      FUND     FUND     FUND     FUND
--------------------------------------------------------------------------------
If you sell your shares at the
 end of the period:
CLASS A
1 Year 1       $507     $502     $486     $492     $487     $491       $489
3 Years        $682     $667     $615     $633     $618     $630       $624
5 Years        $871     $845     $756     $788     $761     $782       $772
10 Years     $1,418   $1,361   $1,166   $1,236   $1,178   $1,224     $1,201

CLASS B

1 Year         -        -        $520     -        $521     -          $523
3 Years        -        -        $675     -        $678     -          $684
5 Years        -        -        $849     -        $854     -          $865
10 Years 2     -        -      $1,276     -      $1,287     -        $1,310

CLASS C

1 Year         -        -        $317     $323     $318     $322       $320
3 Years        -        -        $471     $489     $474     $486       $480
5 Years        -        -        $743     $774     $748     $769       $758
10 Years       -        -      $1,517   $1,585   $1,529   $1,574     $1,551

                                          MASSA-
               ARIZONA  FLORIDA  INSURED  CHUSETTS MICHIGAN MINNESOTA  OHIO
               FUND     FUND     FUND     FUND     FUND     FUND       FUND
--------------------------------------------------------------------------------

If you do not sell your shares:

CLASS B

1 Year         -        -        $120     -        $121     -          $123
3 Years        -        -        $375     -        $378     -          $384
5 Years        -        -        $649     -        $654     -          $665
10 Years 2     -        -      $1,276     -      $1,287     -        $1,310

CLASS C

1 Year         -        -        $219     $225     $220     $224       $222
3 Years        -        -        $471     $489     $474     $486       $480
5 Years        -        -        $743     $774     $748     $769       $758
10 Years       -        -      $1,517   $1,585   $1,529   $1,574     $1,551

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years,

IV. The management team on page 17 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona and Florida Funds since their inception and the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since December 1999. He joined the Franklin Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Arizona Fund since its inception. She joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Arizona and Florida Funds since their inception and the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1989. He joined the Franklin Templeton Group in 1986.

FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the Massachusetts Fund since 1996. He joined the Franklin Templeton Group in 1994.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Florida Fund since its inception and the Ohio Fund since 1986. She joined the Franklin Templeton Group in 1986.

V. The following information is added to the section "Financial Highlights", which begins on page 21:

ARIZONA FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
                                          (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                10.84
Net investment income                                 .24
 Net realized and unrealized
 gains (losses)                                      (.61)
Total from investment operations                     (.37)
Distributions from net investment
 income                                              (.25) 2
Net asset value, end of period                      10.22
Total return (%) 3                                  (3.45)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              84,095
Ratios to average net assets: (%)
 Expenses                                             .80 4
 Expenses excluding waiver and
 payments by affiliate                                .80 4
 Net investment income                               4.48 4
Portfolio turnover rate (%)                         12.96


FLORIDA FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
                                          (UNAUDITED)1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period             10.53
 Net investment income                             .24
 Net realized and unrealized
 gains (losses)                                   (.54)
Total from investment operations                  (.30)
Distributions from net investment
 income                                           (.25) 2
Net asset value, end of period                    9.98
Total return (%) 3                               (2.92)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)          120,590
Ratios to average net assets: (%)
 Expenses                                          .75 4
 Expenses excluding waiver and
 payments by affiliate                             .77 4
 Net investment income                            4.60 4
Portfolio turnover rate (%)                       9.32

INSURED FUND                              SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.26
 Net investment income                                .30
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.28)
 Distributions from net investment
 income                                              (.30)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.33)
Net asset value, end of period                      11.65
Total return (%) 3                                  (2.39)
Ratios/supplemental data
Net assets, end of period ($ x 1 million) 1,614
Ratios to average net assets: (%)
 Expenses                                             .62 4
 Net investment income                               5.08 4
Portfolio turnover rate (%)                         11.56

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.33
 Net investment income                                .27
 Net realized and unrealized
 gains  (losses)                                     (.58)
Total from investment operations                     (.31)
 Distributions from net investment
 income                                              (.27)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.30)
Net asset value, end of period                      11.72
Total return (%) 3                                  (2.58)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              65,137
Ratios to average net assets: (%)
 Expenses                                            1.18 4
 Net investment income                               4.52 4
Portfolio turnover rate (%)                         11.56

MASSACHUSETTS FUND                        SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period             11.71
 Net investment income                             .29
 Net realized and unrealized
 gains (losses)                                   (.59)
Total from investment operations                  (.30)
Distributions from net investment
 income                                           (.29) 2
Net asset value, end of period                   11.12
Total return (%) 3                               (2.59)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)          331,351
Ratios to average net assets: (%)
 Expenses                                          .69 4
 Net investment income                            5.01 4
Portfolio turnover rate (%)                      13.05


                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period              11.76
 Net investment income                              .26
 Net realized and unrealized
 gains (losses)                                    (.58)
Total from investment operations                   (.32)
Distributions from net investment
 income                                            (.26) 5
Net asset value, end of period                    11.18
Total return (%) 3                                (2.77)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            27,969
Ratios to average net assets: (%)
 Expenses                                          1.25 4
 Net investment income                             4.44 4
Portfolio turnover rate (%)                       13.05

MICHIGAN FUND                             SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.28
 Net investment income                               .30
 Net realized and unrealized
 gains (losses)                                     (.56)
Total from investment operations                    (.26)
Distributions from net investment
 income                                             (.30) 2
Net asset value, end of period                     11.72
Total return (%) 3                                 (2.11)
Ratios/supplemental data
Net assets, end of period ($ x 1 million)          1,152
Ratios to average net assets: (%)
 Expenses                                            .64 4
 Net investment income                              4.98 4
Portfolio turnover rate (%)                         3.87

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.36
 Net investment income                               .27
 Net realized and unrealized
 gains (losses)                                     (.56)
Total from investment operations                    (.29)
Distributions from net investment
 income                                             (.27) 2
Net asset value, end of period                     11.80
Total return (%) 3                                 (2.40)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)             53,635
Ratios to average net assets: (%)
 Expenses                                           1.20 4
 Net investment income                              4.42 4
Portfolio turnover rate (%)                         3.87

MINNESOTA FUND                            SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.14
 Net investment income                                .29
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.29)
 Distributions from net investment
 income                                              (.29)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.32)
Net asset value, end of period                      11.53
Total return (%) 3                                  (2.37)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)             490,291
Ratios to average net assets: (%)
 Expenses                                             .67 4
 Net investment income                               4.88 4
Portfolio turnover rate (%)                          6.29


                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period              12.19
 Net investment income                              .26
 Net realized and unrealized
 gains (losses)                                    (.58)
Total from investment operations                   (.32)
 Distributions from net investment
 income                                            (.26)
 In excess of net investment income                (.01)
 Distributions from net realized gains             (.02)
Total distributions                                (.29)
Net asset value, end of period                    11.58
Total return (%) 3                                (2.64)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            23,217
Ratios to average net assets: (%)
 Expenses                                          1.23 4
 Net investment income                             4.32 4
Portfolio turnover rate (%)                        6.29

OHIO FUND                                 SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS A                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period               12.49
 Net investment income                               .30
 Net realized and unrealized
 gains (losses)                                     (.58)
Total from investment operations                    (.28)
 Distributions from net investment
 income                                             (.30)
 In excess of net investment income                 (.01)
 Distributions from net realized gains              (.02)
Total distributions                                 (.33)
Net asset value, end of period                     11.88
Total return (%) 3                                 (2.31)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)            754,531
Ratios to average net assets: (%)
 Expenses                                            .65 4
 Net investment income                              4.93 4
Portfolio turnover rate (%)                         5.79

                                          SIX MONTHS ENDED
                                          AUGUST 31, 1999
CLASS C                                   (UNAUDITED) 1
--------------------------------------------------------------------------------

PER SHARE DATA ($)

Net asset value, beginning of period                12.56
 Net investment income                                .27
 Net realized and unrealized
 gains (losses)                                      (.58)
Total from investment operations                     (.31)
 Distributions from net investment
 income                                              (.27)
 In excess of net investment income                  (.01)
 Distributions from net realized gains               (.02)
Total distributions                                  (.30)
Net asset value, end of period                      11.95
Total return (%) 3                                  (2.57)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)              43,655
Ratios to average net assets: (%)
 Expenses                                            1.21 4
 Net investment income                               4.37 4
Portfolio turnover rate (%)                          5.79

1. Based on average shares outstanding.
2. Includes distributions in excess of net investment income in the amount of $.004.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.
5. Includes distributions in excess of net investment income in the amount of $.003.

VI. In the section "Choosing a Share Class", which begins on page 27, the following changes are made:

(a) The first chart on page 27 is replaced with the following:

                            CLASS B (INSURED,          CLASS C (ALL FUNDS
                            MICHIGAN AND OHIO FUNDS    EXCEPT ARIZONA AND
CLASS A                     ONLY)                      FLORIDA)
--------------------------------------------------------------------------------
o Initial sales charge of   o No initial sales charge  o Initial sales charge
  4.25% or less                                          of 1%

o Deferred sales charge of  o Deferred sales charge    o Deferred sales charge
  1% on purchases of $1       of 4% on shares you        of 1% on shares you
  million or more sold        sell within the first      sell within 18 months
  within 12 months            year, declining to 1%
                              within six years and
                              eliminated after that

o Lower annual expenses     o Higher annual expenses   o Higher annual expenses
  than Class B or C due       than Class A (same as      than Class A (same as
  to lower distribution       Class C) due to higher     Class B) due to
  fees                        distribution fees.         higher distribution
                              Automatic conversion to    fees. No conversion
                              Class A shares after       to Class A shares, so
                              eight years, reducing      annual expenses do
                              future annual expenses.    not decrease.

THE INSURED, MICHIGAN AND OHIO FUNDS BEGAN OFFERING CLASS B SHARES ON FEBRUARY 1, 2000.

(b) The following is added before the discussion of Class C sales charges on page 28:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                          THIS % IS DEDUCTED FROM YOUR
WITHIN THIS MANY YEARS AFTER BUYING THEM         PROCEEDS AS A CDSC
--------------------------------------------------------------------------------
1 Year                                            4
2 Years                                           4
3 Years                                           3
4 Years                                           3
5 Years                                           2
6 Years                                           1
7 Years                                           0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 28). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 28 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

VII. The section "Sales Charge Waivers" on page 30 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

III. The section "Minimum investments" on page 31 is replaced with the following:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                           INITIAL              ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                           $1,000               $50
------------------------------------------------------------------------------
Automatic investment plans                 $50 ($25 for an      $50 ($25 for an
                                           Education IRA)       Education IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                         $100                 $50
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)               no minimum           no minimum
------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs
 or Roth IRAs                              $250                 $50

Broker-dealer sponsored wrap
account programs                           $250                 $50
------------------------------------------------------------------------------
Full-time employees, officers, trustees
and directors of Franklin Templeton
entities, and their immediate
family members                             $100                 $50
------------------------------------------------------------------------------
  PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                             STATE OR JURISDICTION.

IX. The section "Account Application" on page 32 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 33). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

X. Effective July 3, 2000, the following is added to the section "Buying shares" on page 32:

-------------------------------------------------------------------------------
[Insert graphic of phone] If you have another             Before requesting a
BY PHONE                  Franklin Templeton              telephone purchase,
                          account with your               please make sure we
(Up to $100,000 per day)  bank account                    have your bank
1-800/632-2301            information on                  account information
                          file, you may open              on file. If we do
                          a new account by phone.         not have this
                          The accounts must               information, you will
                          be identically registered.      need to send written
                                                          instructions with
                          To make a same day investment,  your bank's name and
                          please call us by 1:00 p.m.     address, a voided
                          Pacific time or the close       check or savings
                          of the New York Stock Exchange, account deposit slip,
                          whichever is earlier.           and a signature
                                                          guarantee if the
                                                          ownership of the
                                                          bank and Fund
                                                          accounts is different.

                                                          To make a same day
                                                          investment, please
                                                          call us by 1:00 p.m.
                                                          Pacific time or the
                                                          close of the New York
                                                          Stock Exchange,
                                                          whichever is earlier.
------------------------------------------------------------------------------
XI. The section "Automatic Investment Plan" on page 33 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

XII. The footnote in the section "Distribution Options" on page 33 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

XIII. The section "Telephone Privileges" on page 33 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XIV. The following is added after the second paragraph in the section "Exchange Privilege" on page 34:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XV. The second paragraph of the "By Mail" section in the Selling Shares chart on page 36 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XVI. In the Selling Shares table on page 36 the section "By Wire" is replaced with the following:

-------------------------------------------------------------------------------
[Insert graphic of three         You can call or write to have
lightning bolts]                 redemption proceeds sent to a
                                 bank account. See the policies
BY ELECTRONIC FUNDS              above for selling shares by
TRANSFER (ACH)                   mail or phone.

                                 Before requesting to have
                                 redemption proceeds sent to a
                                 bank account, please make sure
                                 we have your bank account
                                 information on file. If we do
                                 not have this information, you
                                 will need to send written
                                 instructions with your bank's
                                 name and address, a voided
                                 check or savings account
                                 deposit slip, and a signature
                                 guarantee if the ownership of
                                 the bank and fund accounts is
                                 different.

                                 If we receive your request in
                                 proper form by 1:00 p.m.
                                 Pacific time, proceeds sent by
                                 ACH generally will be
                                 available within two to three
                                 business days.
-------------------------------------------------------------------------------
XVII. The section "Statements and reports" on page 37 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XVIII. The section "Dealer compensation" on page 39 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                    CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------
COMMISSION (%)                        -        3.00      2.00
Investment under $100,000           4.00          -         -
$100,000 but under $250,000         3.25          -         -
$250,000 but under $500,000         2.25          -         -
$500,000 but under $1 million       1.85          -         -
$1 million or more               up to 0.75 1     -         -
12B-1 FEE TO DEALER                 0.15       0.15 2     0.65 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

Market timers. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.



o TF2 P-3

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                            FRANKLIN TAX-FREE TRUST
   (TF2 - FRANKLIN ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND,
      MISSOURI, NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE INCOME FUNDS)
                              DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Florida Fund offers three classes of shares:
Class A, Class B and Class C.

II. The section "Performance", which begins on page 7, is replaced with the following:

[Insert graphic of bull and bear]  PERFORMANCE

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ALABAMA FUND - CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

5.29%   12.40% 8.79%  12.24% -4.44% 15.28% 4.95% 9.03%  3.42%  -3.60%
90      91     92     93     94     95     96    97     98     99
                                YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
6.25%

WORST
QUARTER:
Q1 '94
-4.36%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                      1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------
Alabama Fund - Class A 2              -7.70%    4.72%     5.69%
Lehman Brothers Municipal Bond        -2.06%    6.91%     6.89%
Index 3

                                                          SINCE
                                                        INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Alabama Fund - Class C 2                         -6.01%    3.85%
Lehman Brothers Municipal Bond Index 3           -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FLORIDA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.08%   12.56% 8.81%  12.01% -3.34% 14.67% 4.39% 8.11%  6.34%  -3.31%
90      91     92     93     94     95     96    97     98     99
                           YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.93%

WORST
QUARTER:
Q1 '94
-3.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                        1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------
Florida Fund - Class A 2                 -7.42%    4.97%     6.01%
Lehman Brothers Municipal Bond Index 3   -2.06%    6.91%     6.89%

                                                            SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
--------------------------------------------------------------------
Florida Fund - Class C 2                          -5.60%     4.27%
Lehman Brothers Municipal Bond Index 3            -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

GEORGIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.65%   12.23% 8.82%  11.89% -3.74% 14.06% 4.66% 7.84%  5.63%  -3.82%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.84%

WORST
QUARTER:
Q1 '94
-4.26%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR   5 YEARS  10 YEARS
-------------------------------------------------------------------
Georgia Fund - Class A 2                -7.92%    4.61%     5.69%
Lehman Brothers Municipal Bond Index 3  -2.06%    6.91%     6.89%

                                                           SINCE
                                                         INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Georgia Fund - Class C 2                         -6.19%     3.85%
Lehman Brothers Municipal Bond Index 3           -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

KENTUCKY FUND ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.65%   12.23% 8.82%  11.89% -3.74% 14.06% 4.66% 7.84%  5.63%  -3.82%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
8.79%

WORST
QUARTER:
Q1 '94
-7.34%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                            SINCE
                                                          INCEPTION
                                      1 YEAR    5 YEARS   (10/12/91)
--------------------------------------------------------------------
Kentucky Fund 2                        -8.29%     5.86%      5.60%
Lehman Brothers Municipal Bond         -2.06%     6.91%      6.42%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

LOUISIANA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.50%   12.23% 8.98%  11.13% -4.80% 14.59% 4.83% 8.79%  5.39%  -3.87%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.84%

WORST
QUARTER:
Q1 '94
-4.47%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                        1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------
Louisiana Fund - Class A 2               -7.98%    4.86%     5.74%
Lehman Brothers Municipal Bond Index 3   -2.06%    6.91%     6.89%

                                                            SINCE
                                                          INCEPTION
                                                  1 YEAR  (5/1/95)
--------------------------------------------------------------------
Louisiana Fund - Class C 2                         -6.18%    4.14%
Lehman Brothers Municipal Bond Index 3             -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MARYLAND FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.41%   12.06% 8.87%  12.15% -5.09% 17.27% 3.96% 8.54%  5.88%  -3.81%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
7.25%

WORST
QUARTER:
Q1 '94
-4.78%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                         1 YEAR  5 YEARS  10 YEARS
-------------------------------------------------------------------
Maryland Fund - Class A 2                 -7.91%   5.23%    5.86%
Lehman Brothers Municipal Bond Index 3    -2.06%   6.91%    6.89%

                                                           SINCE
                                                          INCEPTION
                                                  1 YEAR  (5/1/95)
-------------------------------------------------------------------
Maryland Fund - Class C 2                          -6.19%   4.33%
Lehman Brothers Municipal Bond Index 3             -2.06%   5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

MISSOURI FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.66%   11.97% 9.02%  13.28% -5.09% 15.68% 4.70% 9.14%  5.76%  -4.31%
90      91     92     93     94     95     96    97     98     99
                                YEAR

[Begin callout]
BEST
QUARTER:
Q1 '95
6.44%

WORST
QUARTER:
Q1 '94
-4.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------
Missouri Fund - Class A 2               -8.36%     5.07%    6.02%
Lehman Brothers Municipal Bond Index 3  -2.06%     6.91%    6.89%

                                                           SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
-------------------------------------------------------------------
Missouri Fund - Class C 2                         -6.66%    4.16%
Lehman Brothers Municipal Bond Index 3            -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

NORTH CAROLINA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.33%   11.50% 9.12%  11.67% -5.73% 16.12% 4.08% 8.91%  5.94%  -4.23%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
7.28%

WORST
QUARTER:
Q1 '94
-4.97%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR    5 YEARS  10 YEARS
--------------------------------------------------------------------
North Carolina Fund - Class A 2         -8.29%     5.04%     5.70%
Lehman Brothers Municipal Bond Index 3  -2.06%     6.91%     6.89%

                                                            SINCE
                                                          INCEPTION
                                                 1 YEAR   (5/1/95)
--------------------------------------------------------------------
North Carolina Fund - Class C 2                   -6.65%     4.07%
Lehman Brothers Municipal Bond Index 3            -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

TEXAS FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.04%   12.14% 8.56%  11.59% -2.79% 13.32% 5.17% 9.10%  5.10%  -4.50%
90      91     92     93     94     95     96    97     98     99
                              YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
4.96%

WORST
QUARTER:
Q1 '94
-3.48%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                      1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------
Texas Fund - Class A 2                 -8.57%     4.56%     5.75%
Lehman Brothers Municipal Bond         -2.06%     6.91%     6.89%
Index 3

                                                           SINCE
                                                         INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Texas Fund - Class C 2                           -6.85%     4.14%
Lehman Brothers Municipal Bond                   -2.06%     5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VIRGINIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.91%  12.53% 8.95%  12.40% -4.64% 15.45% 4.17% 8.50%  5.83%  -4.09%
90     91     92     93     94     95     96    97     98     99

[Begin callout]
BEST
QUARTER:
Q1 '95
6.53%

WORST
QUARTER:
Q1 '94
-4.30%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                    1 YEAR   5 YEARS 10 YEARS
---------------------------------------------------------------
Virginia Fund - Class A 2            -8.18%    4.87%    5.85%
Lehman Brothers Municipal Bond       -2.06%    6.91%    6.89%
Index 3

                                                       SINCE
                                                     INCEPTION
                                             1 YEAR  (5/1/95)
---------------------------------------------------------------
Virginia Fund - Class C 2                     -6.53%    4.03%
Lehman Brothers Municipal Bond                -2.06%    5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. In the section "Fees and Expenses", which begins on page 17, the following changes are made:

(a) The information for the Florida Fund in the Shareholder Fees table and in the Annual Fund Operating Expenses Table is revised to read as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          FLORIDA
CLASS A                                                    FUND
-------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering    4.25%
price
Load imposed on purchases                                  4.25%
Maximum deferred sales charge (load) 1                     NONE
Exchange fee                                               NONE

CLASS B 2
-------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering    4.00%
price
Load imposed on purchases                                  NONE
Maximum deferred sales charge (load)                       4.00%
Exchange fee                                               NONE

CLASS C
-------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering    1.99%
price
Load imposed on purchases                                  1.00%
Maximum deferred sales charge (load)                       0.99%
Exchange fee                                               NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS)
                                                          FLORIDA
CLASS A                                                    FUND
-------------------------------------------------------------------
Management fees                                            0.47%
Distribution and service (12b-1) fees                      0.09%
Other expenses                                             0.05%
                                                         ==========
Total annual fund operating expenses                       0.61%
                                                         ==========

CLASS B 2
-------------------------------------------------------------------
Management fees                                            0.47%
Distribution and service (12b-1) fees                      0.65%
Other expenses                                             0.05%
                                                         ----------
Total annual fund operating expenses                       1.17%
                                                         ==========

CLASS C
-------------------------------------------------------------------
Management fees                                            0.47%
Distribution and service (12b-1 fees)                      0.65%
Other expenses                                             0.05%
                                                         ----------
Total annual fund operating expenses                       1.17%
                                                         ==========

1. Except for investments of $1 million or more (see page 35).
2. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.

(b) The information for the Florida Fund in the Example table on page 19 is revised to read as follows:

                                                          FLORIDA
                                                            FUND

If you sell your shares at the end of the period:

CLASS A
1 Year1                                                     $485
3 Years                                                     $612
5 Years                                                     $751
10 Years                                                   $1,155

CLASS B
1 Year                                                       $519
3 Years                                                      $672
5 Years                                                      $844
10 Years 2                                                 $1,264

CLASS C
1 Year                                                       $316
3 Years                                                      $468
5 Years                                                      $737
10 Years                                                   $1,506

If you do not sell your shares:

CLASS B
1 Year                                                       $119
3 Years                                                      $372
5 Years                                                      $644
10 Years 2                                                 $1,264

CLASS C
1 Year                                                       $218
3 Years                                                      $468
5 Years                                                      $737
10 Years                                                   $1,506

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The management team on pages 20 and 21 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of each fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Alabama and Maryland Funds since December 1999. He joined the Franklin Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Missouri Fund since 1992. She joined the Franklin Templeton Group in 1990.

MARK ORSI, VICE PRESIDENT OF ADVISERS

Mr. Orsi has been an analyst or portfolio manager of the Kentucky Fund since its inception and the North Carolina and Virginia Funds since 1991. He joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Alabama, Florida, Georgia and Maryland Funds since 1989. He joined the Franklin Templeton Group in 1986.

FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the Georgia, Kentucky, Louisiana and Texas Funds since 1996. He joined the Franklin Templeton Group in 1994.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Louisiana and Texas Funds since 1991. He joined the Franklin Templeton Group in 1989.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Florida, Maryland, Missouri, North Carolina and Virginia Funds since their inception. She joined the Franklin Templeton Group in 1986.

V. The following information is added to the section "Financial Highlights", which begins on page 25:

ALABAMA FUND                                          SIX MONTHS
                                                     ENDED AUGUST
                                                       31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.68
                                                    ----------------
 Net investment income                                     .30
 Net realized and unrealized
  gains (losses)                                          (.56)
                                                    ----------------
Total from investment operations                          (.26)
                                                    ----------------
 Distributions from net investment
  income                                                  (.30) 2
 Distributions from net realized gains                    (.01)
                                                    ----------------
Total distributions                                       (.31)
                                                    ================
Net asset value, end of period                           11.11
                                                    ================
Total return (%) 3                                       (2.24)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   225,818
Ratios to average net assets: (%)
 Expenses                                                  .72 4
 Net investment income                                    5.30 4
Portfolio turnover rate (%)                              12.37

                                                      SIX MONTHS
                                                     ENDED AUGUST
                                                       31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.74
                                                    ----------------
 Net investment income                                     .27
 Net realized and unrealized
  gains (losses)                                          (.56)
                                                    ----------------
Total from investment operations                          (.29)
                                                    ----------------
 Distributions from net investment
  income                                                  (.27) 2
 Distributions from net realized gains                    (.01)
                                                    ----------------
Total distributions                                       (.28)
                                                    ----------------
Net asset value, end of period                           11.17
                                                    ================
Total return (%) 3                                       (2.52)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   16,250
Ratios to average net assets: (%)
 Expenses                                                 1.26 4
 Net investment income                                    4.74 4
Portfolio turnover rate (%)                              12.37

FLORIDA FUND                                          SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.91
                                                    ----------------
 Net investment income                                     .31
 Net realized and unrealized
  gains (losses)                                          (.56)
                                                    ----------------
Total from investment operations                          (.25)
                                                    ----------------
 Distributions from net investment
  income                                                  (.31) 5
 Distributions from net realized gains                       ---6
                                                    ----------------
Total distributions                                       (.31)
Net asset value, end of period                           11.35
                                                    ================
Total return (%) 3                                       (2.16)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)                1,663
Ratios to average net assets: (%)
 Expenses                                                  .62 4
 Net investment income                                    5.22 4
Portfolio turnover rate (%)                              12.12

                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.01
                                                    ----------------
 Net investment income                                     .27
 Net realized and unrealized
  gains (losses)                                          (.57)
                                                    ----------------
Total from investment operations                          (.30)
                                                    ----------------
 Distributions from net investment
  income                                                  (.27)
 Distributions from net realized gains                    --6
                                                    ----------------
Total distributions                                       (.27)
Net asset value, end of period                           11.44
                                                    ================
Total return (%) 3                                       (2.51)
Ratios/supplemental data
Net assets, end of period ($ x 1,000)                   82,528
Ratios to average net assets: (%)
 Expenses                                                 1.18 4
 Net investment income                                    4.70 4
Portfolio turnover rate (%)                              12.12

GEORGIA FUND                                          SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.07
                                                    ----------------
 Net investment income                                     .30
 Net realized and unrealized
  gains (losses)                                          (.58)
                                                    ----------------
Total from investment operations                          (.28)
                                                    ----------------
 Distributions from net investment
  income                                                  (.30)
 In excess of net investment income                       (.01)
 Distributions from net realized gains                   -7
                                                    ----------------
Total distributions                                       (.31)
                                                    ================
Net asset value, end of period                           11.48
                                                    ================
Total return (%) 3                                       (2.39)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   158,065
Ratios to average net assets: (%)
 Expenses                                                  .764
 Net investment income                                    4.984
Portfolio turnover rate (%)                              22.14

                                                    SIX MONTHS
                                                      ENDED
                                                    AUGUST 31, 1999
CLASS C                                             (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.15
                                                    ----------------
 Net investment income                                     .26
 Net realized and unrealized
  gains (losses)                                          (.59)
                                                    ----------------
Total from investment operations                          (.33)
                                                    ----------------
 Distributions from net investment
  income                                                  (.26)
 In excess of net investment income                       (.01)
 Distributions from net realized gains                   -7
Total distributions                                       (.27)
                                                    ================
Net asset value, end of period                           11.55
                                                    ================
Total return (%) 3                                       (2.73)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   18,235
Ratios to average net assets: (%)
 Expenses                                                 1.32 4
 Net investment income                                    4.44
Portfolio turnover rate (%)                              22.14


KENTUCKY FUND                                         SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
                                                     (UNAUDITED) 1
PER SHARE DATA ($)
Net asset value, beginning of period                     11.47
                                                    ----------------
 Net investment income                                     .29
 Net realized and unrealized
  gains (losses)                                          (.59)
                                                    ----------------
Total from investment operations                          (.30)
                                                    ----------------
Distributions from net investment
  income                                                  (.30) 8
                                                    ================
Net asset value, end of period                           10.87
                                                    ================
Total return (%) 3                                       (2.69)

Ratios/supplemental data
Net assets, end of period ($ x 1,000)                   66,957
Ratios to average net assets: (%)
 Expenses                                                  .46 4
 Expenses excluding waiver and
  payments by affiliates                                   .80 4
 Net investment income                                    5.14
Portfolio turnover rate (%)                               4.83

LOUSIANA FUND                                         SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.59
                                                    ----------------
 Net investment income                                     .29
 Net realized and unrealized
  gains (losses)                                          (.59)
                                                    ----------------
Total from investment operations                          (.30)
                                                    ----------------
Distributions from net investment
  income                                                  (.30) 9
                                                    ================
Net asset value, end of period                           10.99
                                                    ================
Total return (%) 3                                        (2.64)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   155,071
Ratios to average net assets: (%)
 Expenses                                                  .74 4
 Net investment income                                    5.14 4
Portfolio turnover rate (%)                              13.54

                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                     11.66
                                                    ----------------
 Net investment income                                     .26
 Net realized and unrealized
  gains (losses)                                          (.60)
                                                    ----------------
Total from investment operations                          (.34)
                                                    ----------------
Distributions from net investment
  income                                                  (.26) 9
                                                    ================
Net asset value, end of period                           11.06
                                                    ================
Total return (%) 3                                       (2.91)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   12,377
Ratios to average net assets: (%)
 Expenses                                                 1.30 4
 Net investment income                                    4.58 4
Portfolio turnover rate (%)                              13.54

MARYLAND FUND                                         SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                     11.66
                                                    ----------------
 Net investment income                                     .28
 Net realized and unrealized
  gains (losses)                                          (.58)
                                                    ----------------
Total from investment operations                          (.30)
 Distributions from net investment
  income                                                  (.28) 10
 Distributions from net realized gains                    (.03)
                                                    ----------------
Total distributions                                       (.31)
                                                    ================
Net asset value, end of period                           11.05
                                                    ================
Total return (%) 3                                        (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   248,211
Ratios to average net assets: (%)
 Expenses                                                  .72 4
 Net investment income                                    4.88 4
Portfolio turnover rate (%)                               1.01


                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.75
                                                    ----------------
 Net investment income                                     .25
 Net realized and unrealized
  gains (losses)                                          (.58)
                                                    ----------------
Total from investment operations                          (.33)
 Distributions from net investment
  income                                                  (.25) 10
 Distributions from net realized gains                    (.03)
                                                    ----------------
Total distributions                                       (.28)
                                                    ================
Net asset value, end of period                           11.14
                                                    ================
Total return (%) 3                                        (2.86)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   18,474
Ratios to average net assets: (%)
 Expenses                                                 1.28 4
 Net investment income                                    4.34 4
Portfolio turnover rate (%)                               1.01

MISSOURI FUND                                         SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.19
                                                    ----------------
 Net investment income                                     .30
 Net realized and unrealized
  gains (losses)                                          (.66)
                                                    ----------------
Total from investment operations                          (.35)
                                                    ----------------
 Distributions from net investment
  income                                                  (.30) 11
 Distributions from net realized gains                    (.01)
                                                    ----------------
Total distributions                                       (.31)
                                                    ================
Net asset value, end of period                           11.52
                                                    ================
Total return (%) 3                                       (2.92)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   383,809
Ratios to average net assets: (%)
 Expenses                                                  .68 4
 Net investment income                                    4.98 4
Portfolio turnover rate (%)                              10.22

                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.24
                                                    ----------------
 Net investment income                                     .27
 Net realized and unrealized
  gains (losses)                                          (.66)
                                                    ----------------
Total from investment operations                          (.39)
                                                    ----------------
 Distributions from net investment
  income                                                  (.27) 11
 Distributions from net realized gains                    (.01)
                                                    ----------------
Total distributions                                       (.28)
                                                    ================
Net asset value, end of period                           11.57
                                                    ================
Total return (%) 3                                       (3.18)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   25,343
Ratios to average net assets: (%)
 Expenses                                                 1.24 4
 Net investment income                                    4.42 4
Portfolio turnover rate (%)                              10.22

NORTH CAROLINA FUND                                   SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.16
                                                    ----------------
 Net investment income                                     .30
 Net realized and unrealized
  gains (losses)                                          (.63)
                                                    ----------------
Total from investment operations                          (.33)
                                                    ----------------
Distributions from net investment
  income                                                  (.30) 2
                                                    ================
Net asset value, end of period                           11.53
                                                    ================
Total return (%) 3                                       (2.73)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   346,559
Ratios to average net assets: (%)
 Expenses                                                  .68 4
 Net investment income                                    5.00 4
Portfolio turnover rate (%)                               4.56

                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     12.24
                                                    ----------------
 Net investment income                                     .27
 Net realized and unrealized
  gains (losses)                                          (.64)
                                                    ----------------
Total from investment operations                          (.37)
                                                    ----------------
Distributions from net investment
  income                                                  (.27) 2
                                                    ================
Net asset value, end of period                           11.60
                                                    ================
Total return (%) 3                                       (3.08)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   42,286
Ratios to average net assets: (%)
 Expenses                                                 1.24 4
 Net investment income                                    4.44 4
Portfolio turnover rate (%)                               4.56

TEXAS FUND                                            SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.42
 Net investment income                                     .29
 Net realized and unrealized
  gains (losses)                                          (.54)
Total from investment operations                          (.25)
 Distributions from net investment
  income                                                  (.30) 12
 Distributions from net realized gains                    (.04)
Total distributions                                       (.34)
Net asset value, end of period                           10.83
Total return (%) 3                                       (2.28)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   117,632
Ratios to average net assets: (%)
 Expenses                                                  .79 4
 Net investment income                                    5.17 4
Portfolio turnover rate (%)                              13.64

                                                      SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.57
                                                    ----------------
 Net investment income                                     .26
 Net realized and unrealized
  gains (losses)                                          (.56)
                                                    ----------------
Total from investment operations                          (.30)
                                                    ----------------
 Distributions from net investment
  income                                                  (.26) 12
 Distributions from net realized gains                    (.04)
                                                    ----------------
Total distributions                                       (.30)
                                                    ================
Net asset value, end of period                           10.97
                                                    ================
Total return (%) 3                                       (2.63)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    4,911
Ratios to average net assets: (%)
 Expenses                                                 1.35 4
 Net investment income                                    4.61 4
Portfolio turnover rate (%)                              13.64


VIRGINIA FUND                                         SIX MONTHS
                                                         ENDED
                                                    AUGUST 31, 1999
CLASS A                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     11.88
                                                    ----------------
 Net investment income                                     .29
 Net realized and unrealized
  gains (losses)                                          (.62)
                                                    ----------------
Total from investment operations                          (.33)
                                                    ----------------
Distributions from net investment
  income                                                  (.30) 13
                                                    ================
Net asset value, end of period                           11.25
                                                    ================
Total return (%) 3                                       (2.85)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   363,263
Ratios to average net assets: (%)
 Expenses                                                  .68 4
 Net investment income                                    5.02 4
Portfolio turnover rate (%)                               8.55

SIX MONTHS ENDED
                                                   AUGUST 31, 1999
CLASS C                                              (UNAUDITED) 1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                    11.95
                                                   -----------------
 Net investment income                                    .26
 Net realized and unrealized
  gains (losses)                                         (.62)
                                                   -----------------
Total from investment operations                         (.36)
                                                   -----------------
Distributions from net investment
  income                                                 (.26) 13
                                                   =================
Net asset value, end of period                          11.33
                                                   =================
Total return (%) 3                                      (3.02)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   23,673
Ratios to average net assets: (%)
 Expenses                                                1.24 4
 Net investment income                                   4.46 4
Portfolio turnover rate (%)                              8.55

1. Based on average shares outstanding.
2. Includes distributions in excess of net investment income in the amount of $.002.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.
5. Includes distributions in excess of net investment income in the amount of $.001.
6. Includes distributions of net realized gains in the amount of $.001.
7. Includes distributions of net realized gains in the amount of $.002.
8. Includes distributions in excess of net investment income in the amount of $.008.
9. Includes distributions in excess of net investment income in the amount of $.008 and $.007 for Class A and C, respectively.
10. Includes distributions in excess of net investment income in the amount of $.002 and $.001 for Class A and C, respectively.
11. Includes distributions in excess of net investment income in the amount of $.0001.
12. Includes distributions in excess of net investment income in the amount of $.006 and $.005 for Class A and Class C, respectively.
13. Includes distributions in excess of net investment income in the amount of $.005 and $.004 for Class A and C, respectively.

VI. In the section "Choosing a Share Class", which begins on page 35, the following changes are made:

(a) The first chart on page 35 is replaced with the following:

CLASS A                 CLASS B (FLORIDA FUND    CLASS C (ALL FUNDS
                        ONLY)                    EXCEPT KENTUCKY)
----------------------------------------------------------------------

o  Initial sales        o   No initial sales     o   Initial sales
   charge of 4.25% or       charge                   charge of 1%
   less

o  Deferred sales       o   Deferred sales       o   Deferred
   charge of 1% on          charge of 4% on          sales charge of
   purchases of $1          shares you sell          1% on shares you
   million or more          within the first         sell within 18
   sold within 12           year, declining to       months
   months                   1% within six years
                            and eliminated after
                            that

o  Lower annual         o  Higher annual         o  Higher annual
   expenses than Class     expenses than Class      expenses than
   B or C due to lower     A (same as Class C)      Class A (same as
   distribution fees       due to higher            Class B) due to
                           distribution fees.       higher
                           Automatic conversion     distribution
                           to Class A shares        fees. No
                           after eight years,       conversion to
                           reducing future          Class A shares,
                           annual expenses.         so annual
                                                    expenses do not
                                                    decrease.

      THE FLORIDA FUND BEGAN OFFERING CLASS B SHARES ON FEBRUARY 1, 2000.

(b) The following is added before the discussion of Class C sales charges on page 36:

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES                    THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM   YOUR PROCEEDS AS A CDSC
-------------------------------------------------------------------
1 Year                                     4
2 Years                                    4
3 Years                                    3
4 Years                                    3
5 Years                                    2
6 Years                                    1
7 Years                                    0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 36). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 36 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

VII. The section "Sales charge waivers" on page 38 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VIII. The section "Minimum investments" on page 38 is replaced with the following:

MINIMUM INVESTMENTS
-------------------------------------------------------------------
                                                 INITIAL  ADDITIONAL
-------------------------------------------------------------------
Regular accounts                                  $1,000    $50
-------------------------------------------------------------------
Automatic investment plans                           $50    $50
-------------------------------------------------------------------
UGMA/UTMA accounts                                  $100    $50
-------------------------------------------------------------------
Broker-dealer sponsored wrap account programs       $250    $50
-------------------------------------------------------------------
Full-time employees, officers, trustees and         $100    $50
directors of Franklin Templeton entities, and
their immediate family members
-------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

IX. The section "Account Application" on page 39 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 40). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

X. Effective July 3, 2000, the following is added to the section "Buying shares" on page 39:

----------------------------------------------------------------------
[Insert graphic of       If you have another     Before requesting a
phone]                   Franklin Templeton      telephone purchase,
BY PHONE                 account with your bank  please make sure we
                         account information on  have your bank
(Up to $100,000 per      file, you may open a    account information
day) 1-800/632-2301      new account by phone.   on file. If we do
                         The accounts must be    not have this
                         identically registered. information, you
                                                 will need to send
                         To make a same day      written
                         investment, please      instructions with
                         call us by 1:00 p.m.    your bank's name
                         Pacific time or the     and address, a
                         close of the New York   voided check or
                         Stock Exchange,         savings account
                         whichever is earlier.   deposit slip, and a
                                                 signature guarantee
                                                 if the ownership of
                                                 the bank and Fund
                                                 accounts is
                                                 different.

                                                 To make a same day
                                                 investment, please
                                                 call us by 1:00
                                                 p.m. Pacific time
                                                 or the close of the
                                                 New York Stock
                                                 Exchange, whichever
                                                 is earlier.
----------------------------------------------------------------------

XI. The section "Automatic Investment Plan" on page 40 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

XII. The footnote in the section "Distribution Options" on page 40 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

XIII. The section "Telephone Privileges" on page 40 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XIV. The following is added after the second paragraph in the section "Exchange Privilege" on page 41:

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XV. The second paragraph of the "By Mail" section in the Selling Shares chart on page 43 is replaced with the following:

Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XVI. In the Selling Shares table on page 43 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three    You can call or write to have redemption
lightning bolts]            proceeds sent to a bank account. See the
                            policies above for selling shares by
BY ELECTRONIC FUNDS         mail or phone.
TRANSFER (ACH)
                            Before requesting to have redemption
                            proceeds sent to a bank account, please
                            make sure we have your bank account
                            information on file. If we do not have
                            this information, you will need to send
                            written instructions with your bank's
                            name and address, a voided check or
                            savings account deposit slip, and a
                            signature guarantee if the ownership of
                            the bank and fund accounts is different.

                            If we receive your request in proper
                            form by 1:00 p.m. Pacific time, proceeds
                            sent by ACH generally will be available
                            within two to three business days.
----------------------------------------------------------------------

XVII. The section "Statements and reports" on page 44 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XVIII. The section "Dealer compensation" on page 46 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                    CLASS A    CLASS B   CLASS C
-----------------------------------------------------------------
COMMISSION (%)                         -        3.00      2.00
Investment under $100,000            4.00         -        -
$100,000 but under $250,000          3.25         -        -
$250,000 but under $500,000          2.25         -        -
$500,000 but under $1 million        1.85         -        -
$1 million or more                up to 0.75 1    -        -
12b-1 fee to dealer                  0.15       0.15 2   0.65 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.



o TF3 P-3

                         SUPPLEMENT DATED JUNE 1, 2000
                             TO THE PROSPECTUS OF

                            FRANKLIN TAX-FREE TRUST
  (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL INTERMEDIATE-TERM,
                             HIGH YIELD, INDIANA,
  MICHIGAN, NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME
                                    FUNDS)
                              DATED JULY 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Arizona, New Jersey and Pennsylvania Funds offer three classes of shares: Class A, Class B and Class C.

II. On June 23, 1999, shareholders of the Franklin Indiana Tax-Free Income Fund approved a proposal to merge the Indiana Fund into the Franklin Federal Tax-Free Income Fund, and shareholders of the Franklin Michigan Tax-Free Income Fund approved a proposal to merge the Michigan Fund into the Franklin Michigan Insured Tax-Free Income Fund. The merger of the Franklin Indiana Tax-Free Income Fund was completed on June 24, 1999. The merger of the Franklin Michigan Tax-Free Income Fund was completed on August 26, 1999. Please see below for additional details.

FRANKLIN INDIANA TAX-FREE INCOME FUND

On June 24, 1999, Franklin Federal Tax-Free Income Fund acquired the assets of Franklin Indiana Tax-Free Income Fund. In exchange, Franklin Indiana Tax-Free Income Fund received shares of Franklin Federal Tax-Free Income Fund, which it distributed to its shareholders. All references to the Franklin Indiana Tax-Free Income Fund in the prospectus are deleted.

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

On August 26, 1999, Franklin Michigan Insured Tax-Free Income Fund acquired the assets of Franklin Michigan Tax-Free Income Fund. In exchange, Franklin Michigan Tax-Free Income Fund received shares of Franklin Michigan Insured Tax-Free Income Fund, which it distributed to its shareholders. All references to the Franklin Michigan Tax-Free Income Fund in the prospectus are deleted.

III. The section "Performance", which begins on page 9, is replaced with the following:

[Insert graphic of bull and bear]  PERFORMANCE

The bar charts and tables below show the volatility of each fund's returns, which is one indicator of the risks of investing in a fund. The bar charts show changes in each fund's returns from year to year over the calendar years shown. The tables show how each fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ARIZONA FUND - CLASS A ANNUAL TOTAL RETURNS1

[Insert bar graph]

5.80%  12.24%  10.02% 11.18%  -4.03% 14.59%  4.21%  8.23%  5.44%  -3.83%
90     91      92     93      94     95      96     97     98     99
                                YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.83%

WORST
QUARTER:
Q1 '94
-4.32%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                     1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------
Arizona Fund - Class A 2              -7.95%    4.63%      5.75%
Lehman Brothers Municipal Bond        -2.06%    6.91%      6.89%
Index 3

                                                          SINCE
                                                        INCEPTION
                                               1 YEAR   (5/1/95)
------------------------------------------------------------------
Arizona Fund - Class C 2                        -6.23%     3.92%
Lehman Brothers Municipal Bond                  -2.06%     5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

COLORADO FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.78%  12.35% 10.00% 12.74% -5.43% 16.07% 4.76% 8.82%  5.73%  -4.43%
90     91     92     93     94     95     96    97     98     99
                                YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
6.62%

WORST
QUARTER:
Q1 '94
-5.02%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                    1 YEAR     5 YEARS   10 YEARS
-------------------------------------------------------------------
Colorado Fund - Class A 2            -8.52%     5.07%     5.96%
Lehman Brothers Municipal Bond       -2.06%     6.91%     6.89%
Index 3

                                                         SINCE
                                                         INCEPTION
                                               1 YEAR    (5/1/95)
-------------------------------------------------------------------
Colorado Fund - Class C 2                       -6.77%    4.18%
Lehman Brothers Municipal Bond                 -2.06%    5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

CONNECTICUT FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

4.93%   10.77% 8.33%  12.32% -5.40% 14.32% 4.48% 8.50%  5.96%  -4.82%
90      91     92     93     94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.54%

WORST
QUARTER:
Q1 '94
-4.73%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                     1 YEAR    5 YEARS  10 YEARS
------------------------------------------------------------------
Connecticut Fund - Class A 2          -8.86%     4.60%     5.29%
Lehman Brothers Municipal Bond        -2.06%     6.91%     6.89%
Index 3

                                                          SINCE
                                                        INCEPTION
                                               1 YEAR   (5/1/95)
------------------------------------------------------------------
Connecticut Fund - Class C 2                    -7.15%     3.84%
Lehman Brothers Municipal Bond                  -2.06%     5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEDERAL INTERMEDIATE FUND ANNUAL TOTAL RETURNS 1

[Insert bar graph]

12.68%  -2.71%  14.42%  6.68%  5.27%  5.80%  -1.84%
93      94      95      96     97     98     99
                     YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.19%

WORST
QUARTER:
Q1 '94
-3.76%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                              SINCE
                                                            INCEPTION
                                         1 YEAR   5 YEARS   (9/21/92)
---------------------------------------------------------------------
Federal Intermediate Fund 2               -4.05%    5.47%     5.40%
Lehman Brothers 10-Year Municipal Bond    -1.25%    7.12%     6.19%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers 10-Year Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least 10 years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

HIGH YIELD FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.11%   12.40% 9.25%  13.27% -2.59% 16.29% 6.16% 10.60% 4.81%  -3.13%
90      91     92     93     94     95     96    97     98     99
                                YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
6.38%

WORST
QUARTER:
Q1 '94
-3.02%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                          1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------
High Yield Fund - Class A 2               -7.24%       5.83%      6.57%
Lehman Brothers Municipal Bond Index 3    -2.06%       6.91%      6.89%


                                                        SINCE
                                                      INCEPTION
                                           1 YEAR    (01/01/99)
-----------------------------------------------------------------
High Yield Fund - Class B 2                 -6.99%      -6.99%
Lehman Brothers Municipal Bond Inde x3      -2.06%      -2.06%

                                                        SINCE
                                                      INCEPTION
                                           1 YEAR     (5/1/95)
-----------------------------------------------------------------
High Yield Fund - Class C 2                 -5.55%       5.01%
Lehman Brothers Municipal Bond Index 3      -2.06%       5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

NEW JERSEY FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

6.56%   12.46% 9.19%  10.97% -5.21% 15.58% 4.04% 8.34%  6.11%  -3.36%
90      91     92     93     94     95     96    97     98     99
                               YEAR

[Begin callout]
BEST
QUARTER:
Q1 '95
6.44%

WORST
QUARTER:
Q1 '94
-4.79%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                      1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------------
New Jersey Fund - Class A 2            -7.44%     5.05%     5.82%
Lehman Brothers Municipal Bond         -2.06%     6.91%     6.89%
Index 3

                                                           SINCE
                                                          INCEPTION
-------------------------------------------------------------------
                                                 1 Year   (5/1/95)
New Jersey Fund - Class C 2                       -5.74%    4.23%
Lehman Brothers Municipal Bond                    -2.06%    5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

OREGON FUND - CLASS A ANNUAL TOTAL RETURNS

[Insert bar graph]

5.55%  12.63%  8.66%  10.91%  -4.93% 15.08% 4.32% 8.24%  5.44%  -3.87%
90     91      92     93      94     95     96    97     98     99
                               YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
6.54%

WORST
QUARTER:
Q1 '94
-4.55%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                      1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------
Oregon Fund - Class A                 -7.98%    4.74%      5.56%
Lehman Brothers Municipal Bond        -2.06%    6.91%      6.89%
Index

                                                           SINCE
                                                         INCEPTION
                                                1 YEAR   (5/1/95)
--------------------------------------------------------------------
Oregon Fund - Class C 2                          -6.16%     3.93%
Lehman Brothers Municipal Bond                   -2.06%     5.84%
Index 3

1.Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

PENNSYLVANIA FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

3.87%   13.48% 9.83%  11.66% -3.29% 14.34% 4.50% 8.94%  5.48%  -4.08%
90      91     92     93     94     95     96    97     98     99
                             YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.81%

WORST
QUARTER:
Q1 '94
-3.64%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                      1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------
Pennsylvania Fund - Class A 2          -8.18%    4.76%     5.84%
Lehman Brothers Municipal Bond         -2.06%    6.91%     6.89%
Index 3

                                                          SINCE
                                                        INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Pennsylvania Fund - Class C 2                    -6.48%    4.03%
Lehman Brothers Municipal Bond                   -2.06%    5.84%
Index 3

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

PUERTO RICO FUND - CLASS A ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.38%   12.27%  9.12%  10.99%  -4.28%  14.49%  5.08%  8.75%  5.74%  -2.34%
90      91      92     93      94      95      96     97     98     99
                              YEAR
[Begin callout]
BEST
QUARTER:
Q1 '95
5.95%

WORST
QUARTER:
Q1 '94
-4.27%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                       1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------
Puerto Rico Fund - Class A 2            -6.51%   5.29%     5.90%
Lehman Brothers Municipal Bond Index 3  -2.06%   6.91%     6.89%

                                                          SINCE
                                                        INCEPTION
                                                1 YEAR   (5/1/95)
-------------------------------------------------------------------
Puerto Rico Fund - Class C 2                     -4.77%    4.45%
Lehman Brothers Municipal Bond Index 3           -2.06%    5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

IV. In the section "Fees and Expenses", which begins on page 20, the following changes are made:

(a) The information for the Arizona, New Jersey and Pennsylvania Funds in the Shareholder Fees table and in the Annual Fund Operating Expenses table is revised to read as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  ARIZONA  NEW JERSEY PENNSYLVANIA
CLASS A                            FUND       FUND        FUND
-------------------------------------------------------------------
Maximum sales charge (load) as     4.25%     4.25%       4.25%
a percentage of offering price
 Load imposed on purchases         4.25%     4.25%       4.25%
 Maximum deferred sales charge     NONE       NONE        NONE
(load)1
Exchange fee                       NONE       NONE        NONE

CLASS B 2
-------------------------------------------------------------------
Maximum sales charge (load) as     4.00%     4.00%       4.00%
a percentage of offering price
 Load imposed on purchases         NONE       NONE        NONE
 Maximum deferred sales charge     4.00%     4.00%       4.00%
(load)3
Exchange fee                       NONE       NONE        NONE

CLASS C
-------------------------------------------------------------------
Maximum sales charge (load) as     1.99%     1.99%       1.99%
a percentage of offering price
 Load imposed on purchases         1.00%     1.00%       1.00%
 Maximum deferred sales charge     0.99%     0.99%       0.99%
(load)4
Exchange fee                       NONE       NONE        NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                  ARIZONA  NEW JERSEY PENNSYLVANIA
CLASS A                            FUND       FUND        FUND
-------------------------------------------------------------------
Management fees                    0.48%     0.49%       0.48%
Distribution and service           0.09%     0.09%       0.09%
(12b-1) fees
Other expenses                     0.06%     0.07%       0.08%
                                 ----------------------------------
Total annual fund operating        0.63%     0.65%       0.65%
expenses
                                 ==================================

CLASS B2
-------------------------------------------------------------------
Management fees                    0.48%     0.49%       0.48%
Distribution and service           0.65%     0.65%       0.65%
(12b-1) fees
Other expenses                     0.06%     0.07%       0.08%
                                 ----------------------------------
Total annual fund operating        1.19%     1.21%       1.21%
expenses
                                 ==================================

CLASS C
-------------------------------------------------------------------
Management fees                    0.48%     0.49%       0.48%
Distribution and service (12b-1    0.65%     0.65%       0.65%
fees)
Other expenses                     0.06%     0.07%       0.08%
                                 ----------------------------------
Total annual fund operating        1.19%     1.21%       1.21%
expenses
                                 ==================================

1. Except for investments of $1 million or more (see page 44).
2. The funds began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended February 28, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.

(b) The information for the Arizona, New Jersey and Pennsylvania Funds in the Example table on pages 24 and 25 is revised to read as follows:

                                  ARIZONA   NEW JERSEY PENNSYLVANIA
                                    FUND       FUND       FUND
-------------------------------------------------------------------
If you sell your shares at the
end of the period:

CLASS A
1 Year 1                             $487       $489       $489
3 Years                              $618       $624       $624
5 Years                              $761       $772       $772
10 Years                           $1,178     $1,201     $1,201

CLASS B
1 Year                               $521       $523       $523
3 Years                              $678       $684       $684
5 Years                              $854       $865       $865
10 Years 2                         $1,287     $1,310     $1,310

CLASS C
1 Year                               $318       $320       $320
3 Years                              $474       $480       $480
5 Years                              $748       $758       $758
10 Years                           $1,529     $1,551     $1,551

If you do not sell your shares:

CLASS B
1 Year                               $121     $ 123        $123
3 Years                              $378       $384       $384
5 Years                              $654       $665       $665
10 Years 2                         $1,287     $1,310     $1,310

CLASS C
1 Year                               $220       $222       $222
3 Years                              $474       $480       $480
5 Years                              $748       $758       $758
10 Years                           $1,529     $1,551     $1,551

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. The management team on pages 26 and 27 is replaced with the following:

The team responsible for the funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona, Colorado, Connecticut, Federal Intermediate, New Jersey and Oregon Funds since their inception and the High Yield, Pennsylvania and Puerto Rico Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

JAMES PATRICK COnn, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Federal Intermediate Fund since December 1999. He joined the Franklin Templeton Group in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Arizona, Colorado, New Jersey, Oregon and Puerto Rico Funds since 1992. She joined the Franklin Templeton Group in 1990.

JOHN HOPP, VICE PRESIDENT OF ADVISERS

Mr. Hopp has been an analyst or portfolio manager of the High Yield Fund since 1993. He joined the Franklin Templeton Group in 1991.

MARK ORSI, VICE PRESIDENT OF ADVISERS

Mr. Orsi has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the High Yield Fund since 1991. He joined the Franklin Templeton Group in 1990.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the Connecticut Fund since 1989. He joined the Franklin Templeton Group in 1986.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Arizona, Oregon and Pennsylvania Funds since 1991. He joined the Franklin Templeton Group in 1989.

STELLA WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Colorado, Connecticut, New Jersey and Pennsylvania Funds since their inception and the Puerto Rico Fund since 1986. She joined the Franklin Templeton Group in 1986.

VI. The following information is added to the section "Financial Highlights", which begins on page 31:

ARIZONA FUND                                   SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                         (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.38
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized
  gains (losses)                                     (.55)
                                               -----------------
Total from investment operations                     (.26)
                                               -----------------
 Distributions from net investment
  income                                             (.29) 2
 Distributions from net realized gains               (.04)
                                               -----------------
Total distributions                                  (.33)
                                               -----------------
Net asset value, end of period                      10.79
                                               =================
Total return (%) 3                                  (2.36)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              832,231
Ratios to average net assets: (%)
 Expenses                                             .64 4
 Net investment income                               5.12 4
Portfolio turnover rate (%)                         13.62

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.45
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.55)
                                               -----------------
Total from investment operations                     (.29)
                                               -----------------
 Distributions from net investment
  income                                             (.26)5
 Distributions from net realized gains               (.04)
                                               -----------------
Total distributions                                  (.30)
                                               -----------------
Net asset value, end of period                      10.86
                                               =================
Total return (%) 3                                  (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               24,808
Ratios to average net assets: (%)
 Expenses                                            1.20 4
 Net investment income                               4.56 4
Portfolio turnover rate (%)                         13.62

COLORADO FUND                                  SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                12.05
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized
  gains (losses)                                     (.63)
                                               -----------------
Total from investment operations                     (.34)
                                               -----------------
 Distributions from net investment
  income                                             (.30) 6
 Distributions from net realized gains               (.01)
                                               -----------------
Total distributions                                  (.31)
                                               -----------------
Net asset value, end of period                      11.40
                                               =================
Total return (%) 3                                  (2.82)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              288,952
Ratios to average net assets: (%)
 Expenses                                             .69 4
 Net investment income                               4.96 4
Portfolio turnover rate (%)                         14.07

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                12.11
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.63)
                                               -----------------
Total from investment operations                     (.37)
                                               -----------------
 Distributions from net investment
  income                                             (.27) 7
 Distributions from net realized gains               (.01)
                                               -----------------
Total distributions                                  (.28)
                                               -----------------
Net asset value, end of period                      11.46
                                               =================
Total return (%) 3                                  (3.08)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               22,497
Ratios to average net assets: (%)
 Expenses                                            1.24 4
 Net investment income                               4.41 4
Portfolio turnover rate (%)                         14.07

CONNECTICUT FUND                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.27
                                               -----------------
 Net investment income                                .28
 Net realized and unrealized
  gains (losses)                                     (.63)
                                               -----------------
Total from investment operations                     (.35)
                                               -----------------
 Distributions from net investment
  income                                             (.28)
                                               =================
Net asset value, end of period                      10.64
                                               =================
Total return (%) 3                                  (3.02)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              239,180
Ratios to average net assets: (%)
 Expenses                                             .70 4
 Net investment income                               5.03 4
Portfolio turnover rate (%)                         15.38

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.30
                                               -----------------
 Net investment income                                .25
 Net realized and unrealized
  gains (losses)                                     (.62)
                                               -----------------
Total from investment operations                     (.37)
                                               -----------------
 Distributions from net investment
  income                                             (.25)
                                               -----------------
Net asset value, end of period                      10.68
                                               =================
Total return (%) 3                                  (3.26)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               26,841
Ratios to average net assets: (%)
 Expenses                                            1.25 4
 Net investment income                               4.48 4
Portfolio turnover rate (%)                         15.38

FEDERAL INTERMEDIATE FUND                      SIX MONTHS ENDED
                                               AUGUST 31, 1999
                                               (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.30
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.43)
                                               -----------------
Total from investment operations                     (.17)
                                               -----------------
 Distributions from net investment
  income                                             (.26)
                                               -----------------
Net asset value, end of period                      10.87
                                               =================
Total return (%) 3                                  (1.57)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              182,057
Ratios to average net assets: (%)
 Expenses                                             .75 4
 Expenses excluding waiver and
  payments by affiliate                               .76 4
 Net investment income                               4.56 4
Portfolio turnover rate (%)                         12.08

HIGH YIELD FUND                                SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.49
                                               -----------------
 Net investment income                                .32
 Net realized and unrealized
  gains (losses)                                     (.48)
                                               -----------------
Total from investment operations                     (.16)
                                               -----------------
 Distributions from net investment
  income                                             (.33) 5
                                               -----------------
 Distributions from net realized gains                -8
                                               -----------------
Total distributions                                  (.33)
                                               -----------------
Net asset value, end of period                      11.00
                                               =================
Total return (%) 3                                  (1.40)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)           5,719
Ratios to average net assets: (%)
 Expenses                                             .61 4
 Net investment income                               5.70 4
Portfolio turnover rate (%)                         11.92

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS B                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.52
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized losses                  (.47)
                                               -----------------
Total from investment operations                     (.18)
                                               -----------------
 Distributions from net investment
  income                                             (.30) 5
 Distributions from net realized gains                -8
                                               =================
Net asset value, end of period                      11.04
                                               =================
Total return (%) 3                                  (1.60)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               72,071
Ratios to average net assets: (%)
 Expenses                                            1.17 4
 Net investment income                               5.18 4
Portfolio turnover rate (%)                         11.92

HIGH YIELD FUND                                SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.56
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized
  gains (losses)                                     (.48)
                                               -----------------
Total from investment operations                     (.19)
                                               -----------------
 Distributions from net investment
  income                                             (.30) 5
 Distributions from net realized gains                - 8
                                               -----------------
Total distributions                                  (.30)
                                               -----------------
Net asset value, end of period                      11.07
                                               =================
Total return (%) 3                                  (1.76)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              631,669
Ratios to average net assets: (%)
 Expenses                                            1.17 4
 Net investment income                               5.14 4
Portfolio turnover rate (%)                         11.92

NEW JERSEY FUND                                SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.96
                                               -----------------
 Net investment income                                .30
 Net realized and unrealized
  gains (losses)                                     (.54)
                                               -----------------
Total from investment operations                     (.24)
                                               -----------------
 Distributions from net investment
  income                                             (.31) 9
 Distributions from net realized gains                - 8
                                               -----------------
Net asset value, end of period                      11.41
                                               =================
Total return (%) 3                                  (2.05)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              677,939
Ratios to average net assets: (%)
 Expenses                                             .66 4
 Net investment income                               5.06 4
Portfolio turnover rate (%)                          5.59

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                12.03
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.55)
                                               -----------------
Total from investment operations                     (.29)
                                               -----------------
 Distributions from net investment
  income                                             (.27) 2
 Distributions from net realized gains                - 8
                                               -----------------
Net asset value, end of period                      11.47
                                               =================
Total return (%) 3                                  (2.40)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               51,770
Ratios to average net assets: (%)
 Expenses                                            1.22 4
 Net investment income                               4.50 4
Portfolio turnover rate (%)                          5.59

OREGON FUND                                    SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.83
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized
  gains (losses)                                     (.59)
                                               -----------------
Total from investment operations                     (.30)
                                               -----------------
 Distributions from net investment
  income                                             (.30)
                                               -----------------
Net asset value, end of period                      11.23
                                               =================
Total return (%) 3                                  (2.62)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              471,951
Ratios to average net assets: (%)
 Expenses                                             .66 4
 Net investment income                               4.98 4
Portfolio turnover rate (%)                         15.60

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.90
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.59)
                                               -----------------
Total from investment operations                     (.33)
                                               -----------------
 Distributions from net investment
  income                                             (.26)
                                               ----------------=
Net asset value, end of period                      11.31
                                               =================
Total return (%) 3                                  (2.88)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               36,911
Ratios to average net assets: (%)
 Expenses                                            1.22 4
 Net investment income                               4.44 4
Portfolio turnover rate (%)                         15.60

PENNSYLVANIA FUND                              SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                10.52
                                               -----------------
 Net investment income                                .27
 Net realized and unrealized
  gains (losses)                                     (.53)
                                               -----------------
Total from investment operations                     (.26)
                                               -----------------
 Distributions from net investment
  income                                             (.28) 5
                                               -----------------
Net asset value, end of period                       9.98
                                               =================
Total return (%) 3                                   (2.61)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              707,102
Ratios to average net assets: (%)
 Expenses                                             .66 4
 Net investment income                               5.16 4
Portfolio turnover rate (%)                         12.92

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                10.57
                                               -----------------
 Net investment income                                .24
 Net realized and unrealized
  gains (losses)                                     (.54)
                                               -----------------
Total from investment operations                     (.30)
                                               -----------------
 Distributions from net investment
  income                                             (.24) 10
                                               -----------------
Net asset value, end of period                      10.03
                                               =================
Total return (%) 3                                  (2.87)

Ratios/supplemental data
Net assets, end of period ($ x 1,000)               44,774
Ratios to average net assets: (%)
 Expenses                                            1.22 4
 Net investment income                               4.60 4
Portfolio turnover rate (%)                         12.92

PUERTO RICO FUND                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS A                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.88
                                               -----------------
 Net investment income                                .29
 Net realized and unrealized
  gains (losses)                                     (.49)
                                               -----------------
Total from investment operations                     (.20)
                                               -----------------
 Distributions from net investment
  income                                             (.29) 11
 Distributions from net realized gains               (.02)
                                               -----------------
Total distributions                                  (.31)
                                               -----------------
Net asset value, end of period                      11.37
                                               =================
Total return (%) 3                                  (1.74)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              211,036
Ratios to average net assets: (%)
 Expenses                                             .76 4
 Net investment income                               4.98 4
Portfolio turnover rate (%)                          6.14

                                               SIX MONTHS ENDED
                                               AUGUST 31, 1999
CLASS C                                        (UNAUDITED) 1
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                11.89
                                               -----------------
 Net investment income                                .26
 Net realized and unrealized
  gains (losses)                                     (.48)
                                               -----------------
Total from investment operations                     (.22)
                                               -----------------
 Distributions from net investment
  income                                             (.26) 11
 Distributions from net realized gains               (.02)
                                               -----------------
Total distributions                                  (.28)
                                               -----------------
Net asset value, end of period                      11.39
                                               =================
Total return (%) 3                                  (1.94)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               8,002
Ratios to average net assets: (%)
 Expenses                                            1.32 4
 Net investment income                               4.42 4
Portfolio turnover rate (%)                          6.14

1. Based on average shares outstanding.
2. Includes distributions in excess of net investment income in the amount of $.006.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.
5. Includes distributions in excess of net investment income in the amount of $.005.
6. Includes distributions in excess of net investment income in the amount of $.009.
7. Includes distributions in excess of net investment income in the amount of $.008.
8. Includes distributions of net realized capital gains in the amount of $.003.
9. Includes distributions of net realized capital gains in the amount of $.007.
10. Includes distributions in excess of net investment income in the amount of $.004.
11. Includes distributions in excess of net investment income in the amount of $.001.

VII. In the section "Choosing a Share Class", which begins on page 43, the following changes are made:

(a) The first chart on page 43 is replaced with the following:

                      CLASS B (ARIZONA,
                      HIGH YIELD, NEW        CLASS C (ALL FUNDS
CLASS A               JERSEY AND             EXCEPT FEDERAL
                      PENNSYLVANIA FUNDS     INTERMEDIATE)
                      ONLY)
------------------------------------------------------------------

o  Initial sales      o  No initial          o  Initial sales
   charge of 2.25%       sales charge           charge of 1%
   or less (Federal
   Intermediate
   Fund) or 4.25% or
   less (all other
   funds)

o  Deferred sales     o  Deferred sales      o  Deferred sales
   charge of 1% on       charge of 4% on        charge of 1% on
   purchases of $1       shares you sell        shares you sell
   million or more       within the first       within 18 months
   sold within 12        year, declining to
   months                1% within six
                         years and
                         eliminated after
                         that

                      CLASS B (ARIZONA,
                      HIGH YIELD, NEW
                      JERSEY AND             CLASS C (ALL FUNDS
                      PENNSYLVANIA FUNDS     EXCEPT FEDERAL
  CLASS A             ONLY)                  INTERMEDIATE)
------------------------------------------------------------------

o  Lower annual       o  Higher annual       o  Higher annual
   expenses than         expenses than          expenses than
   Class B or C due      Class A (same as       Class A (same as
   to lower              Class C) due to        Class B) due to
   distribution fees     higher                 higher
                         distribution fees.     distribution
                         Automatic              fees. No
                         conversion to          conversion to
                         Class A shares         Class A shares,
                         after eight years,     so annual
                         reducing future        expenses do not
                         annual expenses.       decrease.

------------------------------------------------------------------

 THE ARIZONA, NEW JERSEY AND PENNSYLVANIA FUNDS BEGAN OFFERING CLASS B SHARES
                             ON FEBRUARY 1, 2000.

(b) The section "Sales Charges - Class B (High Yield Fund Only)" is renamed "Sales Charges - Class B".

VIII. The section "Sales charge waivers" on page 48 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

IX. The section "Minimum investments" on page 48 is replaced with the following:

MINIMUM INVESTMENTS
--------------------------------------------------------------------
                                                INITIAL   ADDITIONAL
--------------------------------------------------------------------
Regular accounts                                $1,000    $50
--------------------------------------------------------------------
Automatic investment plans                      $50       $50
--------------------------------------------------------------------
UGMA/UTMA accounts                              $100      $50
--------------------------------------------------------------------
Broker-dealer sponsored wrap account programs   $250      $50
--------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their          $100      $50
immediate family members
--------------------------------------------------------------------
 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

X. The section "Account Application" on page 49 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 50). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

XI. Effective July 3, 2000, the following is added to the section "Buying shares" on page 49:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                account with your      please make sure we
                        bank account           have your bank
(Up to $100,000 per     information on file,   account information
day)                    you may open a new     on file. If we do not
1-800/632-2301          account by phone. The  have this
                        accounts must be       information, you will
                        identically            need to send written
                        registered.            instructions with
                                               your bank's name and
                        To make a same day     address, a voided
                        investment, please     check or savings
                        call us by 1:00 p.m.   account deposit slip,
                        Pacific time or the    and a signature
                        close of the New York  guarantee if the
                        Stock Exchange,        ownership of the bank
                        whichever is earlier.  and Fund accounts is
                                               different.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

XII. The section "Automatic Investment Plan" on page 50 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

XIII. The section "Telephone Privileges" on page 50 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XIV. In the Selling Shares table on page 54 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of    You can call or write to have redemption
three lightning       proceeds sent to a bank account. See the
bolts]                policies above for selling shares by mail or
                      phone.
BY ELECTRONIC FUNDS
TRANSFER (ACH)        Before requesting to have redemption proceeds
                      sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                      If we receive your request in proper form by
                      1:00 p.m. Pacific time, proceeds sent by ACH
                      generally will be available within two to
                      three business days.
----------------------------------------------------------------------

XV. The section "Statements and reports" on page 55 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

XVI. The section "Dealer compensation" on page 57 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

ALL FUNDS (EXCEPT FEDERAL              CLASS A   CLASS B   CLASS C
INTERMEDIATE)
------------------------------------------------------------------
COMMISSION (%)                            -       3.00      2.00
Investment under $100,000               4.00        -        -
$100,000 but under $250,000             3.25        -        -
$250,000 but under $500,000             2.25        -        -
$500,000 but under $1 million           1.85        -        -
$1 million or more                   up to 0.75 1   -        -
12B-1 FEE TO DEALER                     0.10      0.15 2    0.65 3

FEDERAL INTERMEDIATE FUND
-------------------------------------------------------------------
COMMISSION (%)                            -
Investment under $100,000               2.00
$100,000 but under $250,000             1.50
$250,000 but under $500,000             1.00
$500,000 but under $1 million           0.85
$1 million or more                   up to 0.75 1
12B-1 FEE TO DEALER                     0.10

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

               Please keep this supplement for future reference.



o TF1 SA-3

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                            FRANKLIN TAX-FREE TRUST
   (TF1 - FRANKLIN ARIZONA INSURED, FLORIDA INSURED, INSURED, MASSACHUSETTS
                                   INSURED,
  MICHIGAN INSURED, MINNESOTA INSURED AND OHIO INSURED TAX-FREE INCOME FUNDS)
                DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. As of February 1, 2000, the Insured, Michigan and Ohio funds offer three classes of shares: Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Annual Report to Shareholders, for the twelve-month period ended February 29, 2000, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

The Insured, Michigan and Ohio funds currently offer three classes of shares, Class A, Class B and Class C. The funds began offering Class B shares on February 1, 2000. The Massachusetts and Minnesota funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o     Franklin Insured Tax-Free Income fund - Class A
o     Franklin Insured Tax-Free Income fund - Class B
o     Franklin Insured Tax-Free Income fund - Class C
o     Franklin Massachusetts Insured Tax-Free Income fund - Class A
o     Franklin Massachusetts Insured Tax-Free Income fund - Class C
o     Franklin Michigan Insured Tax-Free Income fund - Class A
o     Franklin Michigan Insured Tax-Free Income fund - Class B
o     Franklin Michigan Insured Tax-Free Income fund - Class C
o     Franklin Minnesota Insured Tax-Free Income fund - Class A
o     Franklin Minnesota Insured Tax-Free Income fund - Class C
o     Franklin Ohio Insured Tax-Free Income fund - Class A
o     Franklin Ohio Insured Tax-Free Income fund - Class B
o     Franklin Ohio Insured Tax-Free Income fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first sentence of the section "Initial sales charges" on page 17 is revised to read:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 18 is revised to read:

This waiver category also applies to Class B and C shares.

VII. The first waiver category in the section "Waivers for certain investors" on page 19 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

VIII. The following is added after the first paragraph in the section "Contingent deferred sales charge (CDSC)" on page 20:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES            THIS % IS DEDUCTED
                                           FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM   YOUR PROCEEDS AS A
                                           CDSC
------------------------------------------------------------------
1 Year                                     4
2 Years                                    4
3 Years                                    3
4 Years                                    3
5 Years                                    2
6 Years                                    1
7 Years                                    0

IX. The section "Systematic withdrawal plan" on page 21 is replaced with the following:

Systematic withdrawal plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

X. The following paragraph is added to the section "General information" on page 21:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

XI. The section "The Class C Plan", found on page 24 under "Distribution and service (12b-1) fees", is replaced with the following:

The Class B and C plans. Under the Class B and C plans, each fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

XII. The section "The Class A and C Plans," found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class A, B and C Plans."

XIII. The following information is added to the applicable sections under "Performance", which begins on page 25:

AVERAGE ANNUAL TOTAL RETURN

The average annual total returns for the indicated periods ended February 29, 2000, were:

                                                            SINCE
                       INCEPTION 1 YEAR  5 YEARS  10 YEARS INCEPTION
                         DATE      (%)     (%)      (%)      (%)
--------------------------------------------------------------------
CLASS A
Arizona fund            4/30/93   -5.56    5.52      -       4.85
Florida fund            4/30/93   -4.89    5.65      -       4.45
Insured fund            4/03/85   -4.54    4.58     6.23     7.50
Massachusetts fund      4/03/85   -4.88    4.60     6.05     6.84
Michigan fund           4/03/85   -3.84    4.82     6.27     7.25
Minnesota fund          4/03/85   -4.58    4.15     5.76     7.11
Ohio fund               4/03/85   -4.06    4.69     6.21     7.22

                                                            SINCE
                                                   1 YEAR  INCEPTION
                                                    (%)      (%)
--------------------------------------------------------------------
CLASS B
Insured fund
Michigan fund
Ohio fund

                                                            SINCE
                                                   1 YEAR  INCEPTION
                                                    (%)      (%)
--------------------------------------------------------------------
CLASS C
Arizona fund                                         -        -
Florida fund                                         -        -
Insured fund                                       -2.72     4.73
Massachusetts fund                                 -3.08     4.64
Michigan fund                                      -1.99     5.01
Minnesota fund                                     -2.83     4.23
Ohio fund                                          -2.37     4.86

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended February 29,2000, were:

                                                            SINCE
                       INCEPTION 1 YEAR  5 YEARS  10 YEARS INCEPTION
                         DATE      (%)     (%)      (%)      (%)
--------------------------------------------------------------------
CLASS A
Arizona fund            4/30/93   -5.56   30.85      -      34.97
Florida fund            4/30/93   -4.89   31.64      -      31.78
Insured fund            4/03/85   -4.54   25.08    83.01    183.67
Massachusetts fund      4/03/85   -4.88   25.19    79.90    159.35
Michigan fund           4/03/85   -3.84   26.53    83.70    174.05
Minnesota fund          4/03/85   -4.58   22.56    75.08    168.94
Ohio fund               4/03/85   -4.06   25.73    82.67    173.14

                                                            SINCE
                                                   1 YEAR  INCEPTION
                                                    (%)      (%)
--------------------------------------------------------------------
CLASS B
Insured fund
Michigan fund
Ohio fund

                                                            SINCE
                                                   1 YEAR  INCEPTION
                                                    (%)      (%)
--------------------------------------------------------------------
CLASS C
Arizona fund                                         -        -
Florida fund                                         -        -
Insured fund                                       -2.72    22.19
Massachusetts fund                                 -3.08    21.73
Michigan fund                                      -1.99    23.59
Minnesota fund                                     -2.83    19.66
Ohio fund                                          -2.37    22.88

CURRENT YIELD

The yields for the 30-day period ended February 29, 2000 were:

                                        CLASS A   CLASS B  CLASS C
                                          (%)       (%)      (%)
--------------------------------------------------------------------
Arizona fund                             4.36        -        -
Florida fund                             4.42        -        -
Insured fund                             4.49        -       4.08
Massachusetts fund                       4.37        -       3.94
Michigan fund                            4.33        -       3.90
Minnesota fund                           4.44        -       4.03
Ohio fund                                4.45        -       4.02

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended February 29, 2000, were:

                                        CLASS A   CLASS B  CLASS C
                                          (%)       (%)      (%)
--------------------------------------------------------------------
Arizona fund                             7.60        -        -
Florida fund                             7.32        -        -
Insured fund                             7.43        -       6.75
Massachusetts fund                       7.69        -       6.94
Michigan fund                            7.50        -       6.75
Minnesota fund                           8.03        -       7.29
Ohio fund                                7.91        -       7.14

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended February 29, 2000, were:

                                        CLASS A   CLASS B  CLASS C
                                          (%)       (%)      (%)
--------------------------------------------------------------------
Arizona fund                             4.50        -        -
Florida fund                             4.55        -        -
Insured fund                             4.98        -       4.59
Massachusetts fund                       4.91        -       4.50
Michigan fund                            4.85        -       4.44
Minnesota fund                           4.83        -       4.41
Ohio fund                                4.83        -       4.41

The taxable-equivalent distribution rates for the 30-day period ended February 29, 2000, were:

                                        CLASS A   CLASS B  CLASS C
                                          (%)       (%)      (%)
--------------------------------------------------------------------
Arizona fund                             7.85        -        -
Florida fund                             7.53        -        -
Insured fund                             8.25        -       7.60
Massachusetts fund                       8.64        -       7.92
Michigan fund                            8.40        -       7.69
Minnesota fund                           8.74        -       7.98
Ohio fund                                8.58        -       7.83

               Please keep this supplement for future reference.




o TF2 SA-3

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                            FRANKLIN TAX-FREE TRUST
   (TF2 - FRANKLIN ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND,
      MISSOURI, NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE INCOME FUNDS)
                DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. As of February 1, 2000, the Florida fund offers three classes of shares:
Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Annual Report to Shareholders, for the twelve-month period ended February 29, 2000, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

Each fund, except the Florida and Kentucky funds, currently offers two classes of shares, Class A and Class C. The Florida fund currently offers three classes of shares, Class A, Class B and Class C. The Florida fund began offering Class B shares on February 1, 2000. The full title of each class is:

o     Franklin Alabama Tax-Free Income fund - Class A
o     Franklin Alabama Tax-Free Income fund - Class C
o     Franklin Florida Tax-Free Income fund - Class A
o     Franklin Florida Tax-Free Income fund - Class B
o     Franklin Florida Tax-Free Income fund - Class C
o     Franklin Georgia Tax-Free Income fund - Class A
o     Franklin Georgia Tax-Free Income fund - Class C
o     Franklin Louisiana Tax-Free Income fund - Class A
o     Franklin Louisiana Tax-Free Income fund - Class C
o     Franklin Maryland Tax-Free Income fund - Class A
o     Franklin Maryland Tax-Free Income fund - Class C
o     Franklin Missouri Tax-Free Income fund - Class A
o     Franklin Missouri Tax-Free Income fund - Class C
o     Franklin North Carolina Tax-Free Income fund - Class A
o     Franklin North Carolina Tax-Free Income fund - Class C
o     Franklin Texas Tax-Free Income fund - Class A
o     Franklin Texas Tax-Free Income fund - Class C
o     Franklin Virginia Tax-Free Income fund - Class A
o     Franklin Virginia Tax-Free Income fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the principal shareholders of the funds, beneficial or of record, were:

                                                  PERCENTAGE
NAME AND ADDRESS                    SHARE CLASS     (%)

TEXAS FUND
Family Ltd. Partnership             Class C         6.64
Alo Family Limited
4512 Teas St.
Bellaire, TX 77401-4223

PaineWebber For the Benefit of
Timothy A. Costello                 Class C         6.45
9501 Bell Mountain Dr.
Austin, TX 78730-2712

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first sentence of the section "Initial sales charges" on page 17 is revised to read:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 18 is revised to read:

This waiver category also applies to Class B and C shares.

VII. The first waiver category in the section "Waivers for certain investors" on page 19 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

VIII. The following is added after the first paragraph in the section "Contingent deferred sales charge (CDSC)" on page 20:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN      THIS % IS DEDUCTED
THIS MANY YEARS AFTER BUYING THEM           FROM YOUR PROCEEDS AS
                                            A CDSC
1 Year                                      4
2 Years                                     4
3 Years                                     3
4 Years                                     3
5 Years                                     2
6 Years                                     1
7 Years                                     0

IX. The section "Systematic withdrawal plan" on page 21 is replaced with the following:

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

X. The following paragraph is added to the section "General information" on page 21:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

XI. The section "The Class C Plan", found on page 24 under "Distribution and service (12b-1) fees", is replaced with the following:

THE CLASS B AND C PLANS. Under the Class B and C plans, each fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly for Class B and quarterly for Class C. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

XII. The section "The Class A and C Plans," found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class A, B and C Plans."

XIII. The following information is added to the applicable sections under "Performance", which begins on page 25:

AVERAGE ANNUAL TOTAL RETURN

The average annual total returns for the indicated periods ended February 29, 2000, were:

                                                           SINCE
                     INCEPTION  1 YEAR  5 YEARS 10 YEARS INCEPTION
                       DATE      (%)      (%)     (%)       (%)
-------------------------------------------------------------------
CLASS A
Alabama fund         09/01/87   -8.02    3.71     5.66     6.34
Florida fund         09/01/87   -7.65    4.01     5.98     6.73
Georgia fund         09/01/87   -7.83    3.73     5.69     6.44
Kentucky fund        10/12/91   -8.21    4.42      -       5.55
Louisiana fund       09/01/87   -7.98    3.88     5.74     6.39
Maryland fund        10/03/88   -7.97    4.08     5.86     6.06
Missouri fund        09/01/87   -8.66    4.00     5.98     6.50
North Carolina fund  09/01/87   -8.43    3.91     5.68     6.45
Texas fund           09/01/87   -9.26    3.68     5.70     6.48
Virginia fund        09/01/87   -8.40    3.82     5.83     6.49


                                                           SINCE
                                        1 YEAR  3 YEARS  INCEPTION
                                          (%)     (%)       (%)
-------------------------------------------------------------------
CLASS B
Alabama fund                               -       -         -
Florida fund                               -       -       1.07
Georgia fund                               -       -         -
Kentucky fund                              -       -         -
Louisiana fund                             -       -         -
Maryland fund                              -       -         -
Missouri fund                              -       -         -
North Carolina fund                        -       -         -
Texas fund                                 -       -         -
Virginia fund                              -       -         -

                                                           SINCE
                                        1 YEAR  3 YEARS  INCEPTION
                                          (%)     (%)       (%)
-------------------------------------------------------------------
CLASS C
Alabama fund                             -4.46    6.11    20.67
Florida fund                             -4.14    8.72    22.95
Georgia fund                             -6.16    2.06     3.81
Kentucky fund                              -       -         -
Louisiana fund                           -6.32    2.26     4.07
Maryland fund                            -6.24    2.32     4.26
Missouri fund                            -7.02    2.26     4.06
North Carolina fund                      -6.70    2.29     4.00
Texas fund                               -7.62    1.78     3.93
Virginia fund                            -6.67    2.15     3.94

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods February 29, 2000, were:

                                                           SINCE
                    INCEPTION   1 YEAR  5 YEARS 10 YEARS INCEPTION
                       DATE      (%)      (%)     (%)       (%)
-------------------------------------------------------------------
CLASS A
Alabama fund         09/01/87   -3.92    25.29   81.25    125.09
Florida fund         09/01/87   -3.54    27.08   86.82    135.69
Georgia fund         09/01/87   -3.71    25.39   81.58    127.82
Kentucky fund        10/12/91   -4.13    29.70     -       64.17
Louisiana fund       09/01/87   -3.93    26.32   82.50    126.65
Maryland fund        10/03/88   -3.86    27.51   84.63    104.34
Missouri fund        09/01/87   -4.62    27.07   86.59    129.44
North Carolina fund  09/01/87   -4.37    26.44   81.04    127.89
Texas fund           09/01/87   -5.21    25.13   81.85    128.85
Virginia fund        09/01/87   -4.31    25.92   83.96    129.23

                                                           SINCE
                                                 1 YEAR  INCEPTION
                                                  (%)       (%)
-------------------------------------------------------------------
CLASS B
Alabama fund                                       -         -
Florida fund                                       -       -2.93
Georgia fund                                       -         -
Kentucky fund                                      -         -
Louisiana fund                                     -         -
Maryland fund                                      -         -
Missouri fund                                      -         -
North Carolina fund                                -         -
Texas fund                                         -         -
Virginia fund                                      -         -

                                                           SINCE
                                       1 YEAR   3 YEARS  INCEPTION
                                         (%)      (%)       (%)

-------------------------------------------------------------------
CLASS C
Alabama fund                            -4.46     1.65      3.76
Florida fund                            -4.14     8.72     22.95
Georgia fund                            -6.16     2.06      3.81
Kentucky fund                             -        -         -
Louisiana fund                          -4.45     7.97     22.48
Maryland fund                           -4.37     8.25     23.59
Missouri fund                           -5.21     8.02     22.45
North Carolina fund                     -4.88     8.11     22.14
Texas fund                              -5.77     6.55     21.63
Virginia fund                           -4.82     7.67     21.72

CURRENT YIELD

The yields for the 30-day period ended February 29, 2000, were:

                                       CLASS A  CLASS B   CLASS C
                                         (%)      (%)       (%)
-------------------------------------------------------------------
Alabama fund                            5.29       -       5.07
Florida fund                            4.95      4.65     4.58
Georgia fund                            5.03       -       4.66
Kentucky fund                           5.34       -         -
Louisiana fund                          5.24       -       4.91
Maryland fund                           5.08       -       4.72
Missouri fund                           5.09       -       4.70
North Carolina fund                     5.00       -       4.63
Texas fund                              5.34       -       4.96
Virginia fund                           5.02       -       4.65

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended February 29, 2000, were:

                                       CLASS A  CLASS B   CLASS C
                                         (%)      (%)       (%)
-------------------------------------------------------------------
Alabama fund                            9.22       -       8.63
Florida fund                            8.20      7.70     7.58
Georgia fund                            8.86       -       8.21
Kentucky fund                           9.40       -         -
Louisiana fund                          9.23       -       8.65
Maryland fund                           9.13       -       8.48
Missouri fund                           8.96       -       8.28
North Carolina fund                     8.97       -       8.31
Texas fund                              8.84       -       8.21
Virginia fund                           8.82       -       8.17

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended February 29,2000, were:

                                       CLASS A  CLASS B   CLASS C
                                         (%)      (%)       (%)
-------------------------------------------------------------------
Alabama fund                            5.46       -       5.07
Florida fund                            5.31      4.98     4.92
Georgia fund                            5.16       -       4.80
Kentucky fund                           5.32       -         -
Louisiana fund                          5.34       -       4.94
Maryland fund                           5.06       -       4.65
Missouri fund                           5.21       -       4.83
North Carolina fund                     5.17       -       4.77
Texas fund                              5.40       -       4.94
Virginia fund                           5.16       -       4.79

The taxable-equivalent distribution rates for the 30-day period ended February 29, 2000, were:

                                       CLASS A  CLASS B   CLASS C
                                         (%)      (%)       (%)
-------------------------------------------------------------------
Alabama fund                            9.52       -       8.84
Florida fund                            8.79      8.25     8.15
Georgia fund                            9.09       -       8.45
Kentucky fund                           9.37       -         -
Louisiana fund                          9.41       -       8.70
Maryland fund                           9.09       -       8.36
Missouri fund                           9.18       -       8.51
North Carolina fund                     9.28       -       8.56
Texas fund                              8.94       -       8.18
Virginia fund                           9.06       -       8.41

               Please keep this supplement for future reference.



o TF3 SA-3

                         SUPPLEMENT DATED JUNE 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                            FRANKLIN TAX-FREE TRUST
  (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL INTERMEDIATE-TERM,
                             HIGH YIELD, INDIANA,
  MICHIGAN, NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME
                                    FUNDS)
                DATED JULY 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. As of February 1, 2000, the Arizona, New Jersey and Pennsylvania funds offer three classes of shares: Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the funds' Annual Report to Shareholders, for the twelve-month period ended February 29, 2000, also are incorporated by reference.

III. The third paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

The Arizona, High Yield, New Jersey and Pennsylvania funds currently offer three classes of shares, Class A, Class B and Class C. The Arizona, New Jersey and Pennsylvania funds began offering Class B shares on February 1, 2000. The Colorado, Connecticut, Oregon and Puerto Rico funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o     Franklin Arizona Tax-Free Income fund - Class A
o     Franklin Arizona Tax-Free Income fund - Class B
o     Franklin Arizona Tax-Free Income fund - Class C
o     Franklin Colorado Tax-Free Income fund - Class A
o     Franklin Colorado Tax-Free Income fund - Class C
o     Franklin Connecticut Tax-Free Income fund - Class A
o     Franklin Connecticut Tax-Free Income fund - Class C
o     Franklin High Yield Tax-Free Income fund - Class A
o     Franklin High Yield Tax-Free Income fund - Class B
o     Franklin High Yield Tax-Free Income fund - Class C
o     Franklin New Jersey Tax-Free Income fund - Class A
o     Franklin New Jersey Tax-Free Income fund - Class B
o     Franklin New Jersey Tax-Free Income fund - Class C
o     Franklin Oregon Tax-Free Income fund - Class A
o     Franklin Oregon Tax-Free Income fund - Class C
o     Franklin Pennsylvania Tax-Free Income fund - Class A
o     Franklin Pennsylvania Tax-Free Income fund - Class B
o     Franklin Pennsylvania Tax-Free Income fund - Class C
o     Franklin Puerto Rico Tax-Free Income fund - Class A
o     Franklin Puerto Rico Tax-Free Income fund - Class C

IV. The following is added to the section "Organization, Voting Rights and Principal Holders":

As of January 3, 2000, the principal shareholder of the funds, beneficial or of record, was:

                                               PERCENTAGE
NAME AND ADDRESS               SHARE CLASS          (%)
-------------------------------------------------------------------------------
ARIZONA FUND
NFSC FEBO Apr-574678             Class A         6.62
Valley Concrete Materials
P. O. Box 634
Cottonwood, AZ 86326

As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

V. The first paragraph of the section "Initial sales charges" on page 18 is revised to read:

The maximum initial sales charge is 2.25% for the Federal Intermediate fund. For each of the other funds, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

VI. The first waiver category in the section "Waivers for certain investors" on page 19 is revised to read:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

VII. The second paragraph in the section "Contingent deferred sales charge
(CDSC)" on page 20 is revised to read as follows:

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

VIII. The section "The Class B (High Yield fund only) and C Plans", found on page 24 under "Distribution and service (12b-1) fees", is renamed "The Class B and C Plans."

IX. The section "Systematic withdrawal plan" on page 21 is replaced with the following:

SYSTEMATIC WITHDRAWAL plan Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

X. The following information is added to the applicable sections under "Performance", which begins on page 25:

XI. The following paragraph is added to the section "General information" on page 22:

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

AVERAGE ANNUAL TOTAL RETURN

The average annual total returns for the indicated periods ended February 29, 2000, were:

                                                            SINCE
                       INCEPTION 1 YEAR  5 YEARS 10 YEARS INCEPTION
                         DATE      (%)     (%)     (%)       (%)
--------------------------------------------------------------------
CLASS A
Arizona fund            9/01/87   -8.26   3.76     5.73     6.29
Colorado fund           9/01/87   -8.59   3.97     5.93     6.53
Connecticut fund       10/03/88   -9.89   3.54     5.19     5.52
Federal Intermediate    9/21/92   -4.63   4.60      -       5.29
fund
High Yield fund         3/18/86   -7.89   4.81     6.50     7.16
New Jersey fund         5/12/88   -7.19   4.09     5.86     6.50
Oregon fund             9/01/87   -7.89   3.77     5.59     6.03
Pennsylvania fund      12/01/86   -8.34   3.87     5.87     5.89
Puerto Rico fund        4/03/85   -7.06   4.26     5.87     6.80

                                                            SINCE
                                                          INCEPTION
                                                  1 YEAR  (2/1/00)
                                                   (%)       (%)
--------------------------------------------------------------------
CLASS B
Arizona fund                                        -       -2.79
High Yield fund                                   -7.90     -6.05
New Jersey fund                                     -       -2.56
Pennsylvania fund                                           -2.73

                                                            SINCE
                                                          INCEPTION
                                        1 YEAR   3 YEARS  (5/1/95)
                                          (%)      (%)       (%)
--------------------------------------------------------------------
CLASS C
Arizona fund                             -6.54     2.05     3.83
Colorado fund                            -6.90     2.14     4.09
Connecticut fund                         -8.10     1.73     3.63
High Yield fund                          -6.29     2.64     4.83
New Jersey fund                          -5.55     2.61     4.22
Oregon fund                              -6.22     2.15     3.91
Pennsylvania fund                        -6.64     2.19     3.98
Puerto Rico fund                         -5.25     2.79     4.33

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended February 29, 2000, were:

                                                            SINCE
                    INCEPTION  1 YEAR   5 YEARS  10 YEARS INCEPTION
                      DATE       (%)      (%)      (%)       (%)
--------------------------------------------------------------------
CLASS A
Arizona fund         9/01/87    -4.15    25.54    82.39    123.76
Colorado fund        9/01/87    -4.57    26.94    85.66    130.17
Connecticut fund    10/03/88    -5.90    24.23    73.26     92.84
Federal              9/21/92    -2.43    28.11      -       50.08
Intermediate fund
High Yield fund      3/18/86    -3.81    32.16    96.02    173.92
New Jersey fund      5/12/88    -3.08    27.62    84.49    119.61
Oregon fund          9/01/87    -3.76    25.66    79.98    117.16
Pennsylvania fund   12/01/86    -4.24    26.26    84.80    122.95
Puerto Rico fund     4/03/85    -2.91    28.62    84.82    178.33


                                                            SINCE
                                                          INCEPTION
                                                  1 YEAR  (2/1/00)
                                                   (%)       (%)
--------------------------------------------------------------------
CLASS B
Arizona fund                                        -       1.21
High Yield fund                                   -4.27     -3.36
New Jersey fund                                             1.44
Pennsylvania fund                                           1.27

                                                            SINCE
                                                          INCEPTION
                                                  1 YEAR   3 YEARS
                                       (5/1/95)
                                          (%)      (%)       (%)
--------------------------------------------------------------------
CLASS C
Arizona fund                             -4.65     7.32     21.12
Colorado fund                            -5.08     7.65     22.64
Connecticut fund                         -6.32     6.34     20.04
High Yield fund                          -4.41     9.18     26.88
New Jersey fund                          -3.69     9.14     23.29
Oregon fund                              -4.36     7.69     21.53
Pennsylvania fund                        -4.76     7.84     21.94
Puerto Rico fund                         -3.37     9.74     23.93

CURRENT YIELD

The yields for the 30-day period ended February 29, 2000, were:

                                        CLASS A  CLASS B   CLASS C
                                          (%)      (%)       (%)
--------------------------------------------------------------------
Arizona fund                             5.13      4.86     4.76
Colorado fund                            5.06       -       4.68
Connecticut fund                         4.95       -       4.58
Federal Intermediate fund                4.80       -         -
High Yield fund                          5.86      5.56     5.52
New Jersey fund                          5.08      4.88     4.71
Oregon fund                              4.99       -       4.61
Pennsylvania fund                        5.15      4.85     4.78
Puerto Rico fund                         4.86       -       4.48

TAXABLE-EQUIVALENT YIELD

The taxable-equivalent yields for the 30-day period ended February 29, 2000, were:

                                        CLASS A  CLASS B   CLASS C
                                          (%)      (%)       (%)
--------------------------------------------------------------------
Arizona fund                             8.94      8.47     8.30
Colorado fund                            8.80       -       8.13
Connecticut fund                         8.58       -       7.94
Federal Intermediate fund                7.95       -         -
High Yield fund                          9.70      9.21     9.14
New Jersey fund                          8.98      8.63     8.33
Oregon fund                              9.08       -       8.39
Pennsylvania fund                        8.77      8.26     8.14
Puerto Rico fund                         8.05       -       7.42

CURRENT DISTRIBUTION RATE

The current distribution rates for the 30-day period ended February 29, 2000, were:

                                        CLASS A  CLASS B   CLASS C
                                          (%)      (%)       (%)
--------------------------------------------------------------------
Arizona fund                             5.31      4.99     4.92
Colorado fund                            5.22       -       4.85
Connecticut fund                         5.29       -       4.92
Federal Intermediate fund                4.80       -         -
High Yield fund                          5.96      5.67     5.58
New Jersey fund                          5.23      4.90     4.85
Oregon fund                              5.14       -       4.76
Pennsylvania fund                        5.30      4.98     4.91
Puerto Rico fund                         5.09       -       4.74

The taxable-equivalent distribution rates for the 30-day period ended February 29, 2000, were:

                                        CLASS A  CLASS B   CLASS C
                                          (%)      (%)       (%)
--------------------------------------------------------------------
Arizona fund                             9.26      8.70     8.58
Colorado fund                            9.07       -       8.43
Connecticut fund                         9.17       -       8.53
Federal Intermediate fund                7.95       -         -
High Yield fund                          9.87      9.39     9.24
New Jersey fund                          9.25      8.66     8.58
Oregon fund                              9.35       -       8.66
Pennsylvania fund                        9.03      8.48     8.36
Puerto Rico fund                         8.43       -       7.85

               Please keep this supplement for future reference.